As filed with the Securities and Exchange Commission on October 26, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Registration No. 33-02659

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 82
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           1940 Act File No. 811-04556

                                Amendment No. 83

                         TRANSAMERICA IDEX MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

 Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  On October 26, 2006 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica IDEX Mutual Funds relates only to TA IDEX Transamerica Equity Class T Shares. The prospectuses and statements of additional information for the other series of Transamerica IDEX Mutual Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

                                   PROSPECTUS



                         TRANSAMERICA IDEX MUTUAL FUNDS


                                OCTOBER 26, 2006


                          TA IDEX TRANSAMERICA EQUITY
                                 CLASS T SHARES

        Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
            Any representation to the contrary is a criminal offense.

 NOT INSURED BY FDIC OR ANY FEDERAL           MAY LOSE VALUE.            NOT A DEPOSIT OF OR GUARANTEED BY
         GOVERNMENT AGENCY.                                             ANY BANK, BANK AFFILIATE, OR CREDIT
                                                                                       UNION.

                  TRANSAMERICA IDEX CLASS T SHARES PROSPECTUS
--------------------------------------------------------------------------------


TABLE OF CONTENTS


SECTION A -- FUND DESCRIPTION


         TA IDEX Transamerica Equity....................    4


Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus, which relates to Class T shares of TA IDEX Transamerica Equity (the "fund") only, carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE: ON OR ABOUT OCTOBER 27, 2006, TA IDEX TRANSAMERICA EQUITY ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF TA IDEX JANUS GROWTH AND TA IDEX JANUS GROWTH WAS LIQUIDATED. PURSUANT TO THIS TRANSACTION, CLASS T SHAREHOLDERS OF TA IDEX JANUS GROWTH BECAME CLASS T SHAREHOLDERS OF THE FUND. ADDITIONAL CLASS T SHARES OF THE FUND MAY BE PURCHASED ONLY BY CLASS T SHAREHOLDERS (I.E., PREVIOUSLY TA IDEX JANUS GROWTH CLASS T SHAREHOLDERS). CLASS T SHARES OF TA IDEX TRANSAMERICA EQUITY ARE NOT AVAILABLE FOR SALE TO OTHER INVESTORS.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These references let you know at a glance the subject of the nearby paragraphs. The references serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about the fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments the fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with the fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well the fund has performed in the past year, five years and since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about the fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about the fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


-    REGULATORY PROCEEDINGS......................................    7

-    INVESTMENT ADVISER..........................................    7

-    BUYING SHARES...............................................    7
         Minimum Investment......................................    7
         By Check................................................    7
         By Automatic Investment Plan............................    8
         By Telephone............................................    8
         Through an Authorized Dealer............................    8
         By the Internet.........................................    8
         By Payroll Deduction....................................    8
         By Wire Transfer........................................    8
         Other Information.......................................    8

-    SELLING SHARES
         Direct Deposit - ACH....................................    8
         Direct Deposit - Wire...................................    9
         Check to Address of Record..............................    9
         Check to Another Party/Address..........................    9
         Systematic Withdrawal Plan..............................    9
         Through an Authorized Dealer............................    9

-    EXCHANGING SHARES...........................................    9

-    REDEMPTION FEES
         Redemption Fee Assessment...............................   10
         Redemptions through Financial Intermediaries............   10
         Waiver/Exceptions/Changes...............................   10
         Involuntary Redemptions.................................   10

-    FEATURES AND POLICIES
         Market Timing/Excessive Trading.........................   10
         Customer Service........................................   11
         Uncashed Checks Issued on Your Account..................   11
         Minimum Dividend Check Amounts..........................   11
         Minimum Account Balance.................................   11
         Telephone Transactions..................................   11
         Retirement and ESA State Street Account Maintenance
            Fees.................................................   11
         Professional Fees.......................................   12
         Signature Guarantee.....................................   12
         Employer Sponsored Accounts.............................   12
         E-mail Communication....................................   12
         Reinvestment Privilege..................................   12
         Statements and Reports..................................   12

-    PRICING OF SHARES
         How Share Price Is Determined...........................   12
         When Share Price Is Determined..........................   12
         How NAV Is Calculated...................................   13

-    CLASS T SHARES
         Class T Shares - Front Load.............................   13
         Contingent Deferred Sales Charge........................   13

-    WAIVERS AND/OR REDUCTIONS OF CHARGES
         Class T Sales Charge Reductions.........................   13
         Waiver of Class T Initial Sales Charges.................   14
         Waiver of Class T Contingent Deferred Sales Charges.....   14

-    OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS..................   15

-    DISTRIBUTION OF SHARES
         Underwriting Agreement..................................   16

-    DISTRIBUTIONS AND TAXES
         Taxes on Distributions in General.......................   16
         Taxes on the Sale or Exchange of Shares.................   16
         Withholding Taxes.......................................   17
         Non-Resident Alien Withholding..........................   17
         Other Tax Information...................................   17
         Investment Policy Changes...............................   17

-    APPENDIX A - EXPLANATION OF STRATEGIES AND RISKS............  A-1

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Equity is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities

TIM generally invests at least 80% of the fund's assets in a diversified portfolio of domestic common stocks. TIM believes in long term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

- shareholder-oriented management

- dominance in market share

- cost production advantages

- leading brands

- self-financed growth

- attractive reinvestment opportunities

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.
Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares of the fund, which would have substantially similar annual returns as Class T shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will differ from Class T shares to the extent that the classes do not have the same fees and expenses. (Class T shares are subject to a higher sales charge than Class A shares).

Performance information for Class T shares will be included after the share class has been in operation for one complete calendar year.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index (Russell 1000 Growth), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
                                 CLASS A SHARES
                               ------------------
(BAR GRAPH)

2001                                                                            -17.53
2002                                                                            -23.39
2003                                                                             29.78
2004                                                                             14.07
2005                                                                             15.29

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                12/31/2001          12.85%
------------------------------------------------------------
  Worst Quarter:                9/30/2001         (18.39)%
------------------------------------------------------------


The year-to-date return for the period ended September 30, 2006 is 2.38%.


  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                         10 YEARS OR
                                                           LIFE OF
                                     1 YEAR   5 YEARS      FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes              8.95%      0.38%       (1.91)%
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                 8.82%      0.31%       (1.97)%
------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                        6.00%      0.32%       (1.61)%
------------------------------------------------------------------------
  Russell 1000 Growth (reflects no
  deduction for fees, expenses or
  taxes)                             5.26%     (3.58)%      (7.20)%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2000.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                             CLASS OF SHARES
                                                             ---------------
                                                                   T(A)
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a %         8.50%
 of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage of        None(b)
 purchase price or redemption proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days or less (as a       2.00%
 percentage of amount redeemed)
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
                                                             CLASS OF SHARES
                                                             ---------------
                                                                   T(A)
-----------------------------------------------------------------------------
 Management fees                                                  0.75%
 Distribution and service (12b-1) fees                            0.00%
 Other expenses(c)                                                0.29%
-----------------------------------------------------------------------------
                                                               ------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.04%
 EXPENSE REDUCTION(D)                                             0.00%
                                                               ------------
 NET OPERATING EXPENSES                                           1.04%
-----------------------------------------------------------------------------


(a) Not available to new investors.
(b) Certain purchases of Class T shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.

(c) Other expenses are based on estimates.

(d) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.17%, excluding 12b-1 fees and certain extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS                   1 YEAR        3 YEARS
------------------------------------------------------
    T                          $947          $1,153
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS                  1 YEAR        3 YEARS
------------------------------------------------------
    T                          $947          $1,153
------------------------------------------------------

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $2.5 billion.............    0.70%
Over $2.5 billion................................    0.65%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.75% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows: 0.35% of the first $500 million of average daily net assets; 0.30% of the fund's average daily net assets over $500 million up to $2.5 billion; and 0.25% of average daily net assets in excess of $2.5 billion, less 50% of any amount reimbursed pursuant to the fund's expense limitation.

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGER:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements is available in TA IDEX's semi-annual report for the fiscal period ended April 30, 2006.

FINANCIAL HIGHLIGHTS


Financial Highlights are not included in this prospectus because Class T shares of TA IDEX Transamerica Equity commenced operations on October 27, 2006.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the TA IDEX funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the TA IDEX funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the TA IDEX funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the TA IDEX funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the TA IDEX funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX is run by a Board of Trustees. The assets of the fund are managed by an investment adviser, who in turn has selected a sub-adviser, which employs the portfolio manager(s). All such advisers to the fund are supervised by the Board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires the sub-adviser to furnish investment advice and recommendations and has entered into a sub-advisory agreement with the sub-adviser. The investment adviser also monitors the sub-adviser's buying and selling of securities and administration of the fund. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of the fund, and is paid at the rate previously shown in this prospectus.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. Transamerica Investment Management, LLC (TIM), the fund's sub-adviser, is an affiliate of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for the fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for the existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of the sub-advisory agreement; and

(3) continue the employment of the existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.


BUYING SHARES (Closed to New Investors)



Existing Class T shareholders only may purchase shares of the fund at the "offering price" of the shares, which is the net asset value per share ("NAV") plus any applicable initial sales charge.


MINIMUM INVESTMENT*

                                                       MINIMUM
                                                      SUBSEQUENT
                                                      INVESTMENT
                                                      (PER FUND
TYPE OF ACCOUNT                                       ACCOUNT)**
----------------------------------------------------------------
Regular Accounts                                         $50
IRA, Roth IRA or Coverdell ESA                           $50
Employer-sponsored Retirement Plans (includes
  403(b), SEP and SIMPLE IRA plans)                      $50
Uniform Gift to Minors (UGMA) or Transfer to Minors
  (UTMA)                                                 $50
Payroll Deduction and Automatic Investment Plans         $50

 * TA IDEX reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

** Minimum per monthly fund account investment.

Note: The minimums may be waived for certain employer sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG, and for investments made by a retirement plan described in Section 401(a), 401(k), 401(m) or 457 of the Internal Revenue Code.

BY CHECK

- Make your check payable and send to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945.

- For overnight delivery: 330 W. 9th Street, Kansas City, MO 64105.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

- If you are purchasing shares in an existing account(s), please reference your TA IDEX fund and account numbers.

- All checks must be made payable to Transamerica Fund Services, Inc.

- Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

- TA IDEX does not accept money orders, traveler's checks, credit card convenience checks or cash. Cashier checks, starter checks and third-party checks may be accepted, subject to approval by TA IDEX.

BY AUTOMATIC INVESTMENT PLAN

- With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank's requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service (1-888-233-4339) for information on how to establish an AIP or visit our website at www.transamericaidex.com to obtain an AIP request form.

BY TELEPHONE


- The electronic funds transfer must be established in advance, when you open your account, or by adding this feature to your existing account. Select "Electronic Bank Link" on the application or write to TA IDEX. Due to your bank's requirements, please allow up to 30 days to establish this option. Call Customer Service to invest by phone, either through our automated system (1-888-233-4339), or by speaking directly with a representative.


- TA IDEX reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

THROUGH AN AUTHORIZED DEALER

- Call your dealer to place your order. TA IDEX must receive your payment within three business days after your order is accepted.

BY THE INTERNET


- You may request a transfer of funds from your bank account to your TA IDEX account. The electronic bank link option must be established in advance before Automated Clearing House (ACH) purchases will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Payment will be transferred from your bank account electronically.


BY PAYROLL DEDUCTION

- You may have money transferred regularly from your payroll to your TA IDEX account. Call Customer Service (1-888-233-4339) to establish this deduction.

BY WIRE TRANSFER

- You may request that your bank wire funds to your TA IDEX account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:
  Bank of America, NA, Charlotte, NC, ABA# 026009593, Credit: Transamerica IDEX Funds Acct # 3600622064, Ref: Shareholder name, TA IDEX fund and account numbers.

- Shares will be purchased at the next determined net asset value (NAV) after receipt of your wire if you have supplied all other required information.

OTHER INFORMATION

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer. To the extent authorized by law, TA IDEX and the fund reserve the right to discontinue offering shares at any time or to cease operating entirely.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below), although TA IDEX has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased by personal checks (or other circumstances where the purchase money has not yet been collected), redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. To avoid this situation, shares may be purchased by wire.

TO REQUEST YOUR REDEMPTION AND RECEIVE PAYMENT BY:

DIRECT DEPOSIT - ACH

- You may request an "ACH redemption" in writing, by phone or by internet access to your account. The electronic bank link option must be established in advance before Automated Clearing House (ACH) redemptions will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link.) Maximum amount over the phone per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders. Payment should usually be received by your bank account 3-5 banking days after your request is received in good order. TA IDEX does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible for ACH redemptions. Call Customer Service (1-888-233-4339) to verify that this feature is in place on your account if you are unsure.
                                        8
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DIRECT DEPOSIT - WIRE

- You may request an "Expedited Wire Redemption" in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000 (with a minimum of $1,000 per wire). Payment should be received by your bank account the next banking day after your request is received in good order. TA IDEX charges $10 for this service. Your bank may charge a fee as well. Call Customer Service (1-888-233-4339) to be sure this feature is in place on your account if you are unsure.

CHECK TO ADDRESS OF RECORD

- WRITTEN REQUEST: Send a letter requesting a withdrawal to TA IDEX. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions. Be sure to include all shareholders' signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

- TELEPHONE OR INTERNET REQUEST: Call Customer Service (1-888-233-4339) and make your request using the automated system, by person-to-person, or by accessing your account on the internet. The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link. Maximum amount per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

CHECK TO ANOTHER PARTY/ADDRESS

- This request must be in writing, regardless of amount, with all account owners' signatures guaranteed (original). Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions.

SYSTEMATIC WITHDRAWAL PLAN (BY DIRECT DEPOSIT - ACH OR CHECK)

- You can establish a Systematic Withdrawal Plan (SWP) either at the time you open your account or at a later date. Call Customer Service at (1-888-233-4339) for information on how to establish a SWP or visit our website at www.transamericaidex.com to obtain the appropriate form to complete.

THROUGH AN AUTHORIZED DEALER

- You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call TA IDEX Customer Service (1-888-233-4339) for assistance.

YOUR REQUEST TO SELL YOUR SHARES AND RECEIVE PAYMENT MAY BE SUBJECT TO:

- The privileges or features established on your account such as a Systematic Withdrawal Plan (SWP) or telephone transactions.

- The type of account you have and if there is more than one shareholder.

- The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.


- A written request or original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, TA IDEX requires a redemption request in writing, signed by all shareholders with an original signature guarantee.


- When redeeming all shares from an account with an active Automatic Investment Plan (AIP), your AIP will automatically be stopped. Please contact Customer Service (1-888-233-4339) if you wish to re-activate your AIP.

- The fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

- Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

- Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI for more details.

- If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.


Please see additional information relating to original signature guarantees later in this prospectus.


EXCHANGING SHARES

- You may request an exchange in writing, by phone, or by accessing your account through the internet.

- You can exchange shares in the fund for Class A shares of another fund offered by TA IDEX. You should consult that fund's prospectus prior to exchanging your shares. Class A shares are subject to distribution and service (12b-1) fees. However, you cannot exchange shares from another TA IDEX fund for Class T shares of the fund.

- The minimum exchange to a new fund account is $1,000 per fund account. This minimum is reduced to $500 per fund account if you elect to establish an Automatic Investment Plan (AIP) and invest a minimum of $50 per month, per fund account. If you want to exchange between existing fund accounts, the required minimum will be $50 per fund account.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

- An exchange is treated as a redemption of a fund's shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

- If exchanging all shares, any active systematic plan will carry over unless otherwise instructed.

- TA IDEX reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

- TA IDEX reserves the right to deny any request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

REDEMPTION FEES

REDEMPTION FEE ASSESSMENT

A short-term trading redemption fee may be assessed on any fund shares in the fund account that are redeemed (whether voluntarily or involuntarily, and including redemptions that are part of an exchange transaction) during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria). Shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the fund.

This redemption fee is imposed to discourage short-term trading and is paid to the fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the fund and/or in your other TA IDEX fund accounts, TA IDEX may in its sole discretion determine that your trading activity may be detrimental to the fund as described in the "Market Timing/ Excessive Trading" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the fund and/or (ii) limit the method for requesting future redemptions out of the fund even if any such request would not exceed the guidelines described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES

Except as otherwise provided, you are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the fund or you are investing indirectly in the fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a savings plan (other than retirement plans described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code) or a 529 college savings plan that maintains a master account (an "Omnibus Account") with the fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the fund's redemption fee on the fund's behalf from their customers' accounts. As a result, the ability of the fund to monitor trades that are placed by Omnibus Accounts or other nominee accounts and assess redemption fees may be severely limited in those instances in which a broker, administrator or other intermediary maintains the record of the fund's underlying beneficial owners. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the fund. The fund will continue to encourage all financial intermediaries to develop the capability to assess the redemption fee from their customers who invest in the fund. If you are investing in fund shares through a financial intermediary, you should contact your financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the fund.

WAIVER/EXCEPTIONS/CHANGES

Currently, TA IDEX does not impose redemption fees on redemption transactions made by investors in retirement plans described in Section 401(a), 401(k), 401(m), 403(b) and 457 of the Internal Revenue Code, or in "wrap" accounts established for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG Securities Corporation (AFSG).

The fund reserves the right to waive the redemption fee at its discretion if the fund's transfer agent believes such waiver is consistent with the best interests of the fund and to the extent permitted or required by applicable law. In addition, the fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

INVOLUNTARY REDEMPTIONS

The fund reserves the right to close your account if the account value falls below the fund's minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions), to the fullest extent permitted by law. Involuntary redemptions are subject to applicable redemption fees unless TA IDEX provides a waiver.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage.

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SECTION B -- SHAREHOLDER INFORMATION
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These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES AND REDEMPTION FEES, AS DESCRIBED IN THIS PROSPECTUS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF THE FUND. The fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The fund generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the fund reserves the right to determine less active trading to be "excessive" or related to market timing.

While the fund discourages market timing and excessive short-term trading, the fund cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. In addition, implementation of the fund's restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the fund and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

CUSTOMER SERVICE

Occasionally, TA IDEX experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach TA IDEX by telephone, please consider visiting our website at www.transamericaidex.com. You may also send instructions by mail, by fax, or by using the in-touch line.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check TA IDEX issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, TA IDEX reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs. TA IDEX generally provides a 60-day notification to the address of record prior to closing any fund accounts or assessing a minimum account balance fee. The following describes the fees assessed to fund accounts with balances below the stated minimum:

-------------------------------------------------------------
ACCOUNT BALANCE               FEE ASSESSMENT
(PER FUND ACCOUNT)            (PER FUND ACCOUNT)
-------------------------------------------------------------
 If your balance is below     $25 fee assessed every year
 $1,000                       until balance reaches
                              $1,000
-------------------------------------------------------------

No fees will be charged on:

- accounts opened within the preceding 12 months

- accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

- accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

- accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

- UTMA/UGMA accounts

- State Street Custodial Accounts

- Coverdell ESA accounts

- Omnibus and Network Level 3 accounts

TELEPHONE TRANSACTIONS

TA IDEX and its transfer agent, Transamerica Fund Services, Inc. (TFS) are not liable for complying with telephone instructions that are deemed by them to be genuine. TA IDEX and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where TA IDEX or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. TA IDEX reserves the right to modify the telephone redemption privilege at any time.

RETIREMENT AND ESA STATE STREET ACCOUNT MAINTENANCE FEES


Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. The fee is waived if the total of the retirement plan and ESA account(s)' value per Social Security Number is more than $50,000.

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PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

SIGNATURE GUARANTEE

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

- You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

- You would like a check made payable to anyone other than the shareholder(s) of record.

- You would like a check mailed to an address which has been changed within 10 days of the redemption request.

- You would like a check mailed to an address other than the address of record.

- You would like your redemption proceeds wired to a bank account other than a bank account of record.

- You are adding or removing a shareholder from an account.

- You are changing ownership of an account.

The fund reserves the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

- It does not appear valid or in good form.

- The transaction amount exceeds the surety bond limit of the original signature guarantee.

- The guarantee stamp has been reported as stolen, missing or counterfeit.

EMPLOYER SPONSORED ACCOUNTS

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify TA IDEX by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-MAIL COMMUNICATION


As e-mail communications may not be secure, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.


REINVESTMENT PRIVILEGE

Within a 90-day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge (CDSC) you paid on your shares will be credited to your account. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

STATEMENTS AND REPORTS

TA IDEX will send you a confirmation statement after every transaction that affects your account balance or registration (except that transactions necessary to assess account fees (such as retirement plan maintenance fees or minimum account fees) disclosed in this prospectus will be shown in your next regularly scheduled statement). Please review the confirmation statement carefully and promptly notify TA IDEX in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan or Payroll Deduction, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, TA IDEX may charge $10 per statement year up to a maximum of $50 per Social Security Number.

Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of the fund is determined on each day the New York Stock Exchange (NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the fund does not price its shares (therefore, the NAV of a fund holding

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SECTION B -- SHAREHOLDER INFORMATION
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foreign securities may change on days when shareholders will not be able to buy or sell shares of the fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS CALCULATED

The NAV of the Class T shares of the fund is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the Nasdaq Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with fund's valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


CLASS T SHARES

TA IDEX offers only Class T shares of TA IDEX Transamerica Equity in this prospectus. Class T shares have their own sales charges and expense structure. Class T shares are not available to new investors.

TA IDEX may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS T SHARES - FRONT LOAD

(Closed to new investors)

When you buy Class T shares of TA IDEX Transamerica Equity, you pay an initial sales charge (the offering price includes the sales charge of 8.50%). You can reduce the sales charge percentage as described below.

CONTINGENT DEFERRED SALES CHARGE

You pay no sales charge when you redeem Class T shares (except in circumstances discussed below). If you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed, except that no sales charge is imposed on net asset value above the initial amount of your purchase. TA IDEX will always use the first in, first out method to fulfill your redemption requests. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

WAIVERS AND/OR REDUCTIONS OF CHARGES

CLASS T SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in the following ways:

- Substantial investments receive lower sales charge rates (see tables below).

- The "rights of accumulation" allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the TA IDEX funds to determine your Class T sales charge. Breakpoints are derived from the daily NAV at the market close, the current combined

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SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

  NAV value at the time of the purchase and the gross amount of the new purchase.

- A "Letter of Intent" (LOI) allows you, your spouse and children under age 21 to count all share investments, up to a maximum of $1 million, in a TA IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class T investments. Purchases made up to 90 days prior to establishing your LOI will be counted toward meeting the amount stated in your LOI, and the 13 month period will then begin on the date of your first purchase within the 90 day period. Purchases applied at NAV made after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. TA IDEX will reserve a portion of your shares to cover any additional sales charge that may apply if you do not purchase the amount stated in your LOI.

- By investing as part of a qualified group. An individual who is a member of a qualified group may purchase Class T shares at the reduced sales charge applicable to that group as a whole. A "qualified group" is one which has at least ten members; has been in existence for at least six months; has some purpose in addition to the purchase of mutual fund shares at a discount; has agreed to include fund sales publications in mailings to members; has arrangements made for access to the group which are satisfactory to TA IDEX's transfer agent; has arrangements satisfactory to TA IDEX's transfer agent established for verification that the group meets these requirements; and the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or a broker-dealer, clients of an investment adviser or security holders of a company. TA IDEX reserves the right to waive the requirement that the group continue to meet the minimum membership requirement or the requirement that an investor continues to belong to the group in order to qualify for lower sales charges (but not to waive either of these requirements initially). To establish a group purchase program, both the group itself and each participant must complete an application. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

- By investing in a SIMPLE IRA plan, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

-------------------------------------------------------------
CLASS T SHARE QUANTITY DISCOUNTS
                                       SALES      SALES
                                     CHARGE AS    CHARGE
                                       % OF      AS % OF
                                     OFFERING     AMOUNT
AMOUNT OF PURCHASE*                    PRICE     INVESTED
-------------------------------------------------------------
  Under $10,000                        8.50%       9.29%
  $10,000 to under $25,000             7.75%       8.40%
  $25,000 to under $50,000             6.25%       6.67%
  $50,000 to under $75,000             5.75%       6.10%
  $75,000 to under $100,000            5.00%       5.26%
  $100,000 to under $250,000           4.25%       4.44%
  $250,000 to under $500,000           3.00%       3.09%
  $500,000 to under $1,000,000         1.25%       1.27%
  $1,000,000 and over                  0.00%       0.00%
-------------------------------------------------------------


* The fund's distributor, AFSG Securities Corporation (AFSG), must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from TA IDEX, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class T shares of the funds that the purchaser has, directly with TA IDEX, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide AFSG or his/her dealer or other financial intermediary information or records regarding shares of TA IDEX held in all accounts (e.g., retirement plan accounts) of the purchaser directly with TA IDEX or with one or several dealers or other financial intermediaries, including to substantiate "rights of accumulation" accounts held by a spouse and children under age 21.


WAIVER OF CLASS T INITIAL SALES CHARGES

Class T shares may be purchased without a sales charge by:

- Current or former TA IDEX trustees, directors, officers, full-time employees, sales representatives of TA IDEX, TFAI, their affiliates, and any of the sub-advisers, and immediate family members thereof.

- Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with AFSG.

- Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.


- "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners who have entered into arrangements with TA IDEX or AFSG.


Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

WAIVER OF CLASS T CONTINGENT DEFERRED SALES CHARGES

You will not be assessed a sales charge for shares if you sell in the following situations:

- Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

  continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.

- Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.

- On redemptions made under TA IDEX's systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance per fund at the time of redemption.

- If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Information on sales charge reductions and/or waivers can also be found on the TA IDEX website at www.transamericaidex.com.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. (TCI), a broker-dealer affiliated to TFAI, TIM and AFSG, engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of TA IDEX. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, TA IDEX to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by fees paid by TFAI and AFSG, and not the TA IDEX funds.

TCI (in connection with, or in addition to, wholesaling services), TFAI and TIM, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the fund or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, service fees and other fees paid, directly or indirectly, by the fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the fund and, thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the Fees and Expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of the fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the fund and/or shareholders in the fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Associated Securities, Securities America, and Centaurus Financial, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also pays flat annual fees ranging from $5,000 to $17,500 to Centaurus Financial, Transamerica Financial Advisors, and Associated Securities, Inc. TCI is also committed to pay to participate in meetings and events of other broker/dealers and banks.

As of the date of this prospectus, TCI has such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., Centaurus Financial, Compass Group, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Legg Mason, Merrill Lynch, Morgan Stanley, PNC, Prudential Investments, RBC Dain Rauscher, Securities America, Signator Investors, Transamerica Financial Advisors, UBS Financial, US Bancorp and Wachovia Securities.

For the calendar year ended December 31, 2005, TCI paid approximately $3.1 million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $3,000 to $112,000 for a total of $605,041 from the following financial services firms to participate in sales events: T. Rowe Price; American Century; Merrill Lynch; Pacific Investment Management, LLC; Van Kampen Investments; Prudential; MFS; Lehman Brothers; Great Companies; Franklin Templeton; Evergreen Investments; Citigroup; Bank of America and Janus Capital Management.

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

Also, TFAI pays, out of its own assets, financial intermediaries a "trail" fee for servicing and maintenance of accounts of Class T

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

shareholders in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing and regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the fund, and/or revenue sharing arrangements for selling shares of the fund may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the fund over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the fund.

Although the fund may use financial firms that sell fund shares to effect transactions for the fund's portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

DISTRIBUTION OF SHARES

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes Class T shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services.

Class T shares do not have a 12b-1 Plan of Distribution, and are closed to new investors.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

The fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from the fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

The fund will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

TAXES ON THE SALE OR EXCHANGE OF SHARES

If you sell shares of the fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

WITHHOLDING TAXES

As with all mutual funds, the fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, the appropriate tax form (generally, W-8BEN form) and documentary evidence is required if you are not a U.S. citizen or U.S. resident alien.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the fund.

INVESTMENT POLICY CHANGES

As part of its investment policy, the fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the fund may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and the fund reserves the right to discontinue offering shares at any time, or to cease operations entirely.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions about the fund, you found descriptions of the principal strategies and risks associated with the fund. In those pages, you were referred to this Appendix for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund. Then refer to this Appendix and read about the particular strategies and risks associated with an investment in the fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION


The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. This fund qualifies as a diversified fund under the 1940 Act.


INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of an investments in the fund will go up and down.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., the risk of loss due to fluctuation in value) because even though the fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN SPECIAL SITUATIONS

The fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event; or

- a temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

PORTFOLIO TURNOVER

The fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for the fund. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

SECURITIES LENDING

The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

SHORT SALES

The fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own, or if the fund does not own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.


MARKET RISK



The fund is subject to market risks. The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Such securities may decline in value due to factors


                                   APPENDIX A-1

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------


affecting securities markets generally or particular industries or issuers.



GROWTH STOCK INVESTING



The fund invests in growth stocks. Investments in growth stocks involve risks. Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.



VALUE INVESTING



The fund is subject to value risk because it follows a value approach to investing. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.


INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

INVESTMENT STRATEGIES

The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund's Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund's SAI.

                                   APPENDIX A-2

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

                         Transamerica IDEX Mutual Funds
                            www.Transamericaidex.com

                   P.O. Box 9012 - Clearwater, FL 33758-9012
        Customer Service: 1-888-233-4339 - Sales Support: 1-800-851-7555
             Distributor: AFSG Securities Corporation, Member NASD


       Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about the fund is contained in the Statement of Additional Information, dated October 26, 2006, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about the fund has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the fund are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about the fund, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions, and investment strategies that significantly affected the fund's performance during the last fiscal year.


The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                           TA IDEX TRANSAMERICA EQUITY

                                 CLASS T SHARES

                       STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER 26, 2006


                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)


TA IDEX Transamerica Equity (the "Fund") is a series of Transamerica IDEX Mutual Funds ("Transamerica IDEX," "TA IDEX," or the "Trust"), an open-end management investment company that offers a selection of investment funds. Transamerica IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is diversified.



This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Fund's Class T share prospectus dated October 26, 2006, as it may be supplemented from time to time, which may be obtained free of charge by writing or calling Transamerica IDEX at the above address or telephone number. This SAI contains additional and more detailed information about Transamerica IDEX operations and activities than that set forth in the prospectus. The Transamerica IDEX Annual Report to shareholders for the Fund, when available, including the financial statements therein, will be incorporated by reference in the SAI.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES....................................................     1
   INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES.......................     1
OTHER POLICIES AND PRACTICES OF THE FUND.................................     2
   OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS.....................
   FOREIGN INVESTMENTS...................................................     2
   OTHER INVESTMENT COMPANIES............................................
   WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES.......     3
   ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES...................
   INCOME PRODUCING SECURITIES...........................................     4
   LENDING OF FUND SECURITIES............................................     5
   ILLIQUID AND RESTRICTED/144A SECURITIES...............................     5
   MUNICIPAL OBLIGATIONS.................................................     5
   LOANS.................................................................
   EQUITY EQUIVALENTS....................................................     6
   EVENT-LINKED BONDS....................................................     6
   COLLATERALIZED DEBT OBLIGATIONS.......................................     7
   REPURCHASE AND REVERSE REPURCHASE  AGREEMENTS.........................     7
   PASS-THROUGH SECURITIES...............................................     7
   HIGH YIELD/HIGH-RISK SECURITIES.......................................     8
   WARRANTS AND RIGHTS...................................................
   U.S. GOVERNMENT SECURITIES............................................     8
   TEMPORARY DEFENSIVE POSITION..........................................     8
   OTHER SECURITIES IN WHICH THE FUND MAY INVEST.........................     9

                                TABLE OF CONTENTS
                                   (continued)


                                                                            PAGE
                                                                            ----
   PORTFOLIO TURNOVER RATE...............................................    10
   DISCLOSURE OF PORTFOLIO HOLDINGS......................................    10
INVESTMENT ADVISORY AND OTHER SERVICES...................................    11
   SUB-ADVISER...........................................................    12
DISTRIBUTOR..............................................................    12
ADMINISTRATIVE SERVICES..................................................    12
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES...........................    13
FUND TRANSACTIONS AND BROKERAGE..........................................    13
TRUSTEES AND OFFICERS....................................................    15
SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES..............    24
DEALER REALLOWANCES......................................................    25
DISTRIBUTION FEES........................................................    25
NET ASSET VALUE DETERMINATION............................................    25
DIVIDENDS AND OTHER DISTRIBUTIONS........................................    26
PURCHASE OF SHARES.......................................................    26
RETIREMENT PLANS.........................................................    27
REDEMPTION OF SHARES.....................................................    27
TAXES....................................................................    28
PRINCIPAL SHAREHOLDERS...................................................    31
MISCELLANEOUS............................................................    32
   ORGANIZATION..........................................................    32
   SHARES OF BENEFICIAL INTEREST.........................................    32
   INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM...............    32
   CODES OF ETHICS.......................................................    32
   PROXY VOTING POLICIES AND PROCEDURES..................................    32
PERFORMANCE INFORMATION..................................................    33

                                TABLE OF CONTENTS
                                   (continued)


                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS.....................................................    34
APPENDIX A...............................................................    A-1
APPENDIX B...............................................................    B-1

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objectives of TA IDEX Transamerica Equity (the "Fund"), the principal investment strategies and risks of the Fund, and the policies and practices of the Fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that the Fund will, in fact, achieve its objectives. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective may result in the Fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the Fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy. The Fund has adopted the following fundamental restrictions:

1. DIVERSIFICATION

The Fund shall be a "diversified company" as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. BORROWING

The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. SENIOR SECURITIES

The Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. UNDERWRITING SECURITIES

The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, the Fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5. REAL ESTATE

The Fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. MAKING LOANS

The Fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. CONCENTRATION OF INVESTMENTS

The Fund may not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

8. COMMODITIES

The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL RESTRICTIONS

Furthermore, the Fund has adopted certain of the following non-fundamental restrictions, which may be changed by the Transamerica IDEX Board of Trustees without shareholder approval.

(A) EXERCISING CONTROL OR MANAGEMENT

The Fund may not invest in companies for the purposes of exercising control or management.

(B) PURCHASING SECURITIES ON MARGIN

The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions in options, futures contracts, swaps and forward contracts and other derivative instruments, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps and forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

(C) ILLIQUID SECURITIES

The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

(D) SHORT SALES

The Fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.





                    OTHER POLICIES AND PRACTICES OF THE FUND



OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in the Fund's investment restrictions and policies.

OPTIONS ON SECURITIES AND INDICES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. The Fund also may write call options that are not covered for cross-hedging purposes. The Fund may write and buy options on the same types of securities that it may purchase directly. There are no specific limitations on the Fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for a fund. This premium income will serve to enhance a fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a fund.

Once the decision to write a call option has been made, the Fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Where a fund may purchase put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a "put" is normally (i) the fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

The Fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if the fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

The Fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. Certain funds may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission Merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The Fund may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which it hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Fund also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund's ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Futures transactions will be limited to the extent necessary to maintain the qualification of the Fund as a regulated investment companies. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Associates on behalf of the Fund and its adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Fund's exemption filing with respect to its use of futures contracts are no longer applicable.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

The Fund may enter into forward currency contracts with stated contract values of up to the value of its assets. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

The Fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. The Fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to its obligations in a segregated account throughout the duration of the contract.

The Fund may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, the Fund's ability to utilize forward currency contracts may be restricted. In addition, the Fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, the Fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. The Fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. The Fund also may enter into these transactions to attempt to protect against any increase in the price of securities the Fund may consider buying at a later date.

The Fund does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

The Fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If the Fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as the Fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The Fund's sub-adviser may use these opportunities to the extent they are consistent with the Fund's investment objective and as are permitted by the Fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. The Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

TOTAL RATE OF RETURN SWAPS. The Fund may enter into total rate of return swap contracts for investment purposes. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

EURO INSTRUMENTS. The Fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed-income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Fund as: the possible loss of the entire premium paid for an option bought by the Fund; the inability of the Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, the Fund must segregate assets with its custodian bank to ensure that it will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of the Fund's assets could impede implementation of the Fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


FOREIGN INVESTMENTS

Although the Fund generally invests in domestic securities, it may, subject to its investment restrictions, invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund


                                       2

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investing in foreign markets is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the fund's assets. The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.



OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, the Fund may invest in securities issued by other investment companies as permitted under the 1940 Act. The Fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the Fund.

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, the Fund may invest in shares of investment companies known as ETFs. For example, a fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund. Other examples of ETFs in which the funds may invest are DIAMONS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust or QQQ (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).



WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.



ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

Subject to its investment restrictions, the Fund may invest in zero-coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The Fund may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero-coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that the Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities. In the case of privately-issued mortgage-related and asset-backed securities, the Fund takes the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage-related securities in which the Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Fund may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMBS"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.


INCOME PRODUCING SECURITIES

Unless as otherwise disclosed, a fund generally will purchase defaulted securities only when the sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation.
Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Fund Securities. A fund generally intends to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. A fund will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the fund's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the fund.

Other types of income producing securities that a fund may purchase include, but are not limited to, the following:

     Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by the fund at a specified price.

     Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security.

A fund will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

The Fund, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, a fund must receive at least 100% collateral, in the form of cash or U.S. Government s securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a fund does not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, the Fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

TA IDEX's Board of Trustees has authorized the sub-adviser of the Fund to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, the Fund's sub-adviser generally will consider several factors in determining whether a Rule 144A security is liquid, such as:
1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The Fund may be restricted in its ability to sell such securities at a time when its sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, the Fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

A fund may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless a fund has been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.


LOANS

The Fund may invest in certain commercial loans, generally known as "syndicated bank loans," by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. The Fund's investment in a loan participation typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.


EQUITY EQUIVALENTS

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the Fund might invest.

COLLATERALIZED DEBT OBLIGATIONS

A fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


Subject to its investment restrictions, the Fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties the sub-adviser deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose the Fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

A fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as a fund.

HIGH YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (commonly known as "junk bonds") are below investment grade securities that involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. A fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of the fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.


WARRANTS AND RIGHTS

Subject to its investment restrictions, the Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.


U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include: direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan
Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the Fund may, at times, choose to hold some or all of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the Fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decreases. Furthermore, when a fund assumes a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH THE FUND MAY INVEST


CORPORATE DEBT SECURITIES. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, the Fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans.

PREFERRED STOCKS. Subject to its investment restrictions, the Fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, the Fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, the Fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE


Changes may be made in the portfolio of the Fund consistent with its investment objective and policies whenever such changes are believed to be in the best interests of the Fund and its shareholders, and the Fund will be managed without regard to its portfolio turnover rate. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may have adverse tax consequences.


The portfolio turnover rate for the Fund is calculated by dividing the lesser of the fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Fund to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The Fund's service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the Fund's policies.

The Fund, or its duly authorized service providers, may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Fund's completed purchases and sales may only be made available after the public disclosure of the Fund's portfolio holdings.


The Fund will publish all portfolio holdings on a monthly basis on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Fund. The Fund may then forward the information to investors and consultants requesting it.


There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Fund by these services and departments, the Fund may distribute (or authorize its service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become public information; and
(ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the Fund nor its service providers receive any compensation from such services and departments. Subject to such departures as the Fund's investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Fund (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser's compliance department or the Fund's Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the Fund's policies and procedures on disclosure of portfolio holdings.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica IDEX has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of the Fund with Transamerica Fund Advisors, Inc. ("TFAI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TFAI supervises the Fund's investments and conducts its investment program. TFAI hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with the Fund's sub-adviser.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) ("Western Reserve") and AUSA Holding Company (23%) ("AUSA"), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the following annual rate (expressed as a specified percentage of the Fund's average daily net assets):


     0.75% of the first $500 million; 0.70% over $500 million up to $2.5 billion; and 0.65% over $2.5 billion





ADVISORY AGREEMENT

The Fund, the duties and responsibilities of the Investment Adviser are specified in the Advisory Agreement. The Advisory Agreement provides that TFAI will perform the following services or cause them to be performed by others: (i) furnish to the Fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and
(iii) be responsible for the administration of the Fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, TFAI or by a vote of shareholders of the Fund. The Advisory Agreement provides that after an initial term of up to two years, it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TFAI shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of TFAI in the performance of its duties thereunder.

The Fund pays its allocable share of the fees and expenses of its non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the Fund or TFAI, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Fund permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of Fund shares under federal and state law.

EXPENSE LIMITATION


TFAI has entered into an expense limitation arrangement with Transamerica IDEX on behalf of the Fund, pursuant to which TFAI has agreed to waive fees and/or reimburse expenses, whenever, in any fiscal year, the total cost to the Fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes, and 12b-1 fees, exceeds a 1.17% of the Fund's average daily net assets. Transamerica IDEX, on behalf of the

Fund may, at a later date reimburse TFAI for fees and/or expenses previously waived or reimbursed during the previous 36 months if the estimated annualized operating expenses of the Fund are less than the expense cap. However, the Fund will proceed to such recoupment only if, after such recoupment, the Fund's expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless TFAI provides written notice to Transamerica IDEX. The agreement will terminate upon termination of the Investment Advisory Agreement.


TOTAL ADVISORY FEES PAID BY THE FUND

The following table sets forth the total amounts the Fund paid to TFAI, and reimbursements by TFAI to the Fund, if any, for the fiscal years ended October 31, 2005, 2004, and 2003.

                                               ADVISORY FEE AFTER
                                              EXPENSE REIMBURSEMENT               EXPENSE REIMBURSEMENTS
                                     ------------------------------------    -------------------------------
                                                 OCTOBER 31,                           OCTOBER 31,
                                     ------------------------------------    -------------------------------
         FUND                           2005          2004         2003        2005         2004       2003
---------------------------          ----------     --------     --------    --------     --------    ------
TA IDEX Transamerica Equity          $2,082,718     $917,983     $424,229    $241,182     $149,198      $--


SUB-ADVISER

Transamerica Investment Management, LLC ("TIM"), 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA 90025, serves as sub-adviser to TA IDEX Transamerica Equity pursuant to a sub-advisory agreement with TFAI.

The sub-adviser also serves as sub-adviser to certain portfolios of AEGON/Transamerica Series Trust ("ATST"), a registered investment company. It may be referred to herein as the "sub-adviser." The sub-adviser receives monthly compensation from TFAI at the annual rate of a specified percentage of the Fund's average daily net assets as follows:

     0.35% of the first $500 million; 0.30% over $500 million up to $2.5 billion; and 0.25% over $2.5 billion, less 50% of any amount reimbursed pursuant to the Fund's expense limitation.


     The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for ATST.



                             SUB-ADVISORY FEES PAID
                            (NET OF FEES REIMBURSED)

The following table sets forth the total amounts of sub-advisory fee paid by TFAI to the sub-adviser for the fiscal years ended October 31, 2005, 2004 and 2003:


                                                        OCTOBER 31
                                          -------------------------------------
FUND                                         2005          2004         2003
---------------------------               ----------     --------     ---------
TA IDEX Transamerica Equity               $1,083,797     $620,718     $211,792

The sub-adviser also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to that of the Fund. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, the sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by the sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-adviser to be equitable to each.


INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGER

Information regarding the other accounts managed by the Fund's portfolio manager, the methods by which the Fund's portfolio manager is compensated, the range of securities owned by the portfolio manager and a description of the conflicts of interest policy applicable to the portfolio manager are provided in Appendix A of this SAI.

                                   DISTRIBUTOR


Transamerica IDEX has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Class T shares of the Fund. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the Fund's prospectus.



                             UNDERWRITING COMMISSION



                                   COMMISSIONS RECEIVED          COMMISSIONS RETAINED
                                   FOR THE PERIOD ENDED          FOR THE PERIOD ENDED
                                        OCTOBER 31                    OCTOBER 31
                              -----------------------------   --------------------------
FUND                            2005       2004       2003      2005      2004     2003
----                          --------   --------   -------   -------   -------   ------
TA IDEX Transamerica Equity   $136,859   $386,988   $27,797   $20,381   $13,428   $4,103



For the Period Ended October 31, 2005:

                                     NET UNDERWRITING      COMPENSATION ON
                                       DISCOUNTS AND        REDEMPTIONS &        BROKERAGE          OTHER
                                        COMMISSIONS          REPURCHASES        COMMISSIONS      COMPENSATION
                                     ----------------      ---------------      -----------      ------------
TA IDEX Transamerica Equity               $20,381              $92,418               $0            $901,385


                             ADMINISTRATIVE SERVICES

TFAI is responsible for the supervision of all administrative functions and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with TFAI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the Fund and the preparation and filing of the Fund's initial registration statements under the 1933 Act and 1940 Act are also paid by TFAI. Transamerica IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with Transamerica Fund Services, Inc. ("TFS") on behalf of the Fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the Fund and incurs expenses payable by Transamerica IDEX related to such functions. The Fund has entered into an agreement wherein the Fund would pay 0.02% of its daily net assets annually for such administrative service.

The administrative duties of TFS with respect to the Fund includes: providing the Fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the Fund; authorizing expenditures and approving bills for payment on behalf of the Fund; and providing executive, clerical and secretarial help needed to carry out its duties.


The Fund paid the following administrative expenses for the fiscal years ended October 31, 2005, 2004, and 2003.



                               ADMINISTRATIVE FEES



FUND                            2005      2004      2003
----                          -------   -------   -------
TA IDEX Transamerica Equity   $59,338   $25,137   $36,365





                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for Transamerica IDEX. The custodian is not responsible for any of the investment policies or decisions of the Fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the Fund.


TFS, 570 Carillon Parkway, St. Petersburg, Florida 33716, is the transfer agent, withholding agent and dividend disbursing agent for the Fund. TFS is directly owned by Western Reserve (44%) and AUSA (56%), both of which are indirect wholly owned subsidiaries of AEGON N.V. and thus TFS is an affiliate of TFAI. The Fund pays the transfer agent an annual per-account charge of $19.60 for each Open Account and $1.50 for each Closed Account. There is no new account charge.



Transaction requests should be mailed to Transamerica IDEX Mutual Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica IDEX Mutual Funds, 330 W. 9th Street, Kansas City, MO 64105 (for overnight mail).





                              TRANSFER AGENCY FEES


                                 FEES AND EXPENSES NET OF
                                  BROKERAGE CREDITS FOR
                                     THE PERIOD ENDED
                                        OCTOBER 31
                              -----------------------------
FUND                            2005       2004       2003
----                          --------   --------   -------
TA IDEX Transamerica Equity   $814,357   $455,369   $60,715





                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for the Fund and negotiation of commission rates are made by the Fund's sub-adviser, whose policy is to obtain the "best execution" of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for the Fund specifically provide that in placing portfolio transactions for the Fund, its sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the "1934 Act").

In selecting brokers and dealers and in negotiating commissions, the Fund's sub-adviser may consider a number of factors, including but not limited to:

     The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

     The nature of the security being traded;

     The size and type of the transaction;

     The nature and character of the markets for the security to be purchased or sold;

     The desired timing of the trade;

     The activity existing and expected in the market for the particular security;

     The quality of the execution, clearance and settlement services;

     Financial stability;

     The existence of actual or apparent operational problems of any broker or dealer; and

     Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

     Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

     Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

     Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

     Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the fund's sub-adviser provides research and other services described above.

The sub-adviser may use research products and services in servicing other accounts in addition to the Fund. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for the sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TFAI, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, Transamerica IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE

The Fund's sub-adviser, to the extent consistent with the best execution and with TFAI's usual commission rate policies and practices, may place portfolio transactions of the Fund with broker/dealers with which the Fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the Fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the Fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.


                                   TA IDEX Transamerica Equity
                                   ---------------------------
BROKERAGE COMMISSIONS PAID
(INCLUDING AFFILIATED BROKERAGE)
October 31, 2005                             $225,112
October 31, 2004                             $222,593
October 31, 2003                             $126,623

AFFILIATED BROKERAGE PAID
October 31, 2005                                    0
October 31, 2004                                    0
October 31, 2003                                    0



Brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2005 for the Fund were $112,567.


                              TRUSTEES AND OFFICERS


The Trustees and executive officers of Transamerica IDEX are listed below. The Board of Trustees governs each TA IDEX fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of the TA IDEX funds and the operation of Transamerica IDEX by its officers. The Board also reviews the management of the Fund's assets by TFAI and the sub-adviser. Transamerica IDEX is part of a Fund Complex which consists of Transamerica IDEX, AEGON/Transamerica Series Trust ("ATST"), and Transamerica Income Shares, Inc. ("TIS), and consists of 85 funds/portfolios as of the date of this SAI.

                                             TERM OF                                            NUMBER OF
                                           OFFICE AND                                            FUNDS IN
                                            LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    COMPLEX        OTHER
NAME, ADDRESS AND AGE         POSITION    TIME SERVED*                  5 YEARS                  OVERSEEN   DIRECTORSHIPS
---------------------        ----------   ------------   ------------------------------------   ---------   -------------
INTERESTED TRUSTEES+

John K. Carter               Trustee      2006-          Trustee (October 2006 - present),          85             N/A
570 Carillon Parkway         (October     present        President & CEO (July 2006 -
St. Petersburg, FL 33716     2006 -                      present),  Sr. Vice President (1999
(DOB: 4/24/61)               present),                   - June 2006), Chief Compliance
                             President                   Officer, General Counsel &
                             & Chief                     Secretary (1999 - August 2006), TA
                             Executive                   IDEX; Sr. Vice President (1999 -
                             Officer                     June 2006), Chief Compliance
                             (July 2006                  Officer, General Counsel &
                             - present)                  Secretary (1999 - August 2006),
                                                         ATST; Director (October 2006 -
                                                         present), President & CEO (July
                                                         2006 - present), Sr. Vice President
                                                         (2002 - June 2006), General
                                                         Counsel, Secretary & Chief
                                                         Compliance Officer (2002 - August
                                                         2006), TIS; President, CEO (July
                                                         2006 - present), Sr. Vice President
                                                         (1999 - June 2006), Director (2000
                                                         - present), General Counsel, &
                                                         Secretary (2000 - September 2006),
                                                         Chief Compliance Officer,
                                                         (2004-August 2006), TFAI;
                                                         President, CEO (July 2006 -
                                                         present), Sr. Vice President (1999
                                                         - June 2006), Director (2001 -
                                                         present), General Counsel, &
                                                         Secretary (2001- August 2006), TFS;
                                                         Vice President, AFSG Securities
                                                         Corporation (AFSG) (2001-present);
                                                         CEO (July 2006 - present), Vice
                                                         President, Secretary & Chief
                                                         Compliance Officer (2003-August
                                                         2006), Transamerica Investors, Inc.
                                                         (TII); Sr. Vice President, General
                                                         Counsel & Secretary, Transamerica
                                                         Index Funds, Inc. (TIF) (2002 -
                                                         2004); Vice President, Transamerica
                                                         Investment Services, Inc. (TISI)
                                                         (2003-2005) & Transamerica
                                                         Investment Management, LLC (TIM)
                                                         (2001-2005)

INDEPENDENT TRUSTEES

Peter R. Brown               Chairman,    1986-          Chairman & Trustee, ATST (1986 -           85             N/A
8323 40th Place North        Trustee      present        present); Director, TIS (2002 -
St. Petersburg, FL 33709                                 present); Director, TIF (2002 -
(DOB 5/10/28)                                            2004); Chairman of the Board, Peter
                                                         Brown Construction Company (1963 -
                                                         2000); Rear Admiral (Ret.) U.S.
                                                         Navy Reserve, Civil Engineer Corps

Charles C. Harris            Trustee      1994 -         Trustee, ATST (1986 - present);            85             N/A
2 Seaside Lane, #304                      present        Director, TIS (2002 - present)
Belleair, FL 33756
(DOB 7/15/30)

                                             TERM OF                                            NUMBER OF
                                           OFFICE AND                                            FUNDS IN
                                            LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    COMPLEX        OTHER
NAME, ADDRESS AND AGE         POSITION    TIME SERVED*                  5 YEARS                  OVERSEEN   DIRECTORSHIPS
---------------------        ----------   ------------   ------------------------------------   ---------   -------------
Russell A. Kimball, Jr.      Trustee      2002 -         Trustee, ATST (1986 - present);            85             N/A
1160 Gulf Boulevard                       present        Director, TIS (2002 - present);
Clearwater Beach, FL 33767                               General Manager, Sheraton Sand Key
(DOB 8/17/44)                                            Resort (1975 - present)

William W. Short, Jr.        Trustee      1986-          Trustee, ATST (2000 - present);            85             N/A
7882 Lantana Creek Road                   present        Director, TIS (2002 - present);
Largo, FL 33777                                          Retired CEO and Chairman of the
(DOB 2/25/36)                                            Board, Shorts, Inc.

Daniel Calabria              Trustee      1996 -         Trustee, ATST (2001-present);              85             N/A
7068 S. Shore Drive S.                    present        Director, TIS (2002-present);
South Pasadena, FL 33707                                 Member of Investment Committee,
(DOB 3/5/36)                                             Ronald McDonald House Charities of
                                                         Tampa Bay, Inc. (1997 - present);
                                                         Trustee, The Hough Group of Funds
                                                         (1993 - 2004); prior to 1996,
                                                         served in senior executive
                                                         capacities for several mutual fund
                                                         management companies for more than
                                                         30 years

Jack E. Zimmerman            Trustee      1986-          Retired Director, Regional                 45             N/A
6778 Rosezita Lane                        present        Marketing of Marietta Corporation &
Dayton, OH 45459                                         Director of Strategic Planning,
(DOB 2/3/28)                                             Martin Marietta Baltimore Aerospace.

Leo J. Hill                  Trustee      2002-          Trustee, ATST (2001 - present);            85             N/A
7922 Bayou Club Blvd.                     present        Director, TIS (2002 - present);
Largo, FL 33777                                          Owner & President, Prestige
(DOB 3/27/56)                                            Automotive Group (2001 - 2005);
                                                         President, L. J. Hill & Company
                                                         (1999 - Present); Market President,
                                                         Nations Bank of Sun Coast Florida
                                                         (1998 - 1999); President & CEO,
                                                         Barnett Banks of Treasure Coast
                                                         Florida (1994 - 1998); EVP & Senior
                                                         Credit Officer, Barnett Banks of
                                                         Jacksonville, Florida (1991 -
                                                         1994); SVP & Senior Loan
                                                         Administration Officer, Wachovia
                                                         Bank of Georgia (1976 - 1991)

Janice B. Case               Trustee      2002-          Trustee, ATST (2001 - present);            85      Director,
205 Palm Island NW                        present        Director, TIS (2002 - present); Sr.                Central Vermont
Clearwater, FL 33767                                     Vice President, Florida Power                      Public Service
(DOB 9/27/52)                                            Corporation (1996 - 2000);                         Corp (2001 -
                                                         Director, Cadence Network, Inc.                    present);
                                                         (1997 - 2004); Trustee, Morton                     Director,
                                                         Plant Mease Healthcare (1999 -                     Western
                                                         2005); Director Arts Center &                      Electricity
                                                         Theatre (2001 - present)                           Coordinating
                                                                                                            Council (2002 -
                                                                                                            present)

                                             TERM OF                                            NUMBER OF
                                           OFFICE AND                                            FUNDS IN
                                            LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    COMPLEX        OTHER
NAME, ADDRESS AND AGE         POSITION    TIME SERVED*                  5 YEARS                  OVERSEEN   DIRECTORSHIPS
---------------------        ----------   ------------   ------------------------------------   ---------   -------------
Norm R. Nielsen              Trustee      2006-          Trustee, ATST (2006-present);              85      Iowa Student
9687 Cypress Hammock, #201                present        Director, TIS (2006 - present);                    Loan Liquidity
Bonita Springs, FL 34135                                 President, Kirkwood Community                      Corporation
(DOB 5/11/39)                                            College (1985 - 2005); Director,                   (1998-present)
                                                         Iowa Health Systems (1994 - 2003);                 Buena Vista
                                                         Director, Iowa City Area                           University Board
                                                         Development (1996 - 2004)                          of Trustees
                                                                                                            (2004-present);
                                                                                                            U.S. Bank (1988
                                                                                                            - present)

John W. Waechter             Trustee      2005-          Trustee, ATST (2004 - present);            85             N/A
5913 Bayview Circle                       present        Director, TIS (2004 - present);
Gulfport, FL 33707                                       Executive Vice President, Chief
(DOB 2/25/52)                                            Financial Officer, Chief Compliance
                                                         Officer, William R. Hough & Co.
                                                         (1979 - 2004), Treasurer The Hough
                                                         Group of Funds (1993 - 2004)

Robert L. Anderson, Ph.D.    Trustee      2005-          Dean, Professor, College of                45             N/A
3301 Bayshore Blvd., #1408                Present        Business, University of South
Tampa, FL 33629                                          Florida (1995 - present)
(DOB 10/30/40)



OFFICERS



                                               TERM OF
                                             OFFICE AND
                                              LENGTH OF
  NAME, ADDRESS**                               TIME                         PRINCIPAL OCCUPATION(S) OR
      AND AGE               POSITION          SERVED***                    EMPLOYMENT DURING PAST 5 YEARS
-------------------   --------------------   ----------   ----------------------------------------------------------------
Dennis P. Gallagher   Sr. Vice President,    2006 -       Sr. Vice President, General Counsel & Secretary, ATST & TIS
(DOB: 12/19/70)       General Counsel &      present      (September 2006 - present); Vice President & Secretary, TII
                      Secretary                           (September 2006 - present); Director, Sr. Vice President,
                                                          General Counsel & Secretary, TFAI & TFS (September 2006 -
                                                          present); Director (1998 - 2006), Deutsche Asset Management

Glenn E. Brightman    Sr. Vice President &   2005 -       Sr. Vice President & Principal Financial Officer, TA IDEX and
(DOB: 12/01/72)       Principal Financial    present      TIS (2005 - present); Vice President & Principal Financial
                      Officer                             Officer, TII (2005 - present); Sr. Vice President, TFS, TFAI
                                                          (2005 - present); Manager - Mutual Fund Accounting, The Vanguard
                                                          Group, Inc. (1996-2005)



+    May be deemed an "interested person" (as that term is defined in the 1940
     Act) of TA IDEX because of his employment with TFAI or an affiliate of TFAI.



* Each Trustee shall hold office until 1) his or her successor is elected and qualified or 2) he or she resigns or his or her term as a Trustee is terminated in accordance with the Transamerica IDEX by-laws. Transamerica IDEX will hold a shareholder meeting to elect the Board of Trustees at least once every five years.



** The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of TA IDEX, except for the Chief Compliance Officer, receives any compensation from TA IDEX.



***  Elected and serves at the pleasure of the Board of Trustees of TA IDEX.

COMMITTEES OF THE BOARD


The Trustees are responsible for major decisions relating to a fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has the following standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Valuation Oversight Committee, Proxy Voting Committee, Governance Committee, Marketing Oversight Committee and Contract Review Committee. TA IDEX also has an Administrative Valuation Committee and Administrative Proxy Voting Committee, which consist of members of Management.






                                                                                                                 NUMBER OF
                                                                                                                  MEETINGS
                                                                                                                    HELD
                                                                                                                   DURING
                                                                                                                    LAST
      COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
--------------------   -------------------------------------------------------   ----------------------------   -----------
AUDIT                  Review the financial reporting process, the system of     John W. Waechter, Chairman;         5
                       internal control, the audit process, and the              Janice B. Case; Charles C.
                       Transamerica IDEX process for monitoring compliance       Harris; Daniel Calabria; Leo
                       with investment restrictions and applicable laws and      J. Hill; Peter R. Brown;
                       the Transamerica IDEX Code of Ethics.                     William W. Short, Jr. and
                                                                                 Russell A. Kimball, Jr.

NOMINATING             The Nominating Committee operates under a written         Peter R. Brown, Chairman;           1
                       charter. The Nominating Committee nominates and           Daniel Calabria; Charles C.
                       evaluates Independent Trustee candidates. The             Harris; William W. Short,
                       Nominating Committee meets periodically, as               Jr. and Russell A. Kimball,
                       necessary, and is solely responsible for the              Jr.
                       selection and nomination of potential candidates to
                       serve on the Board. The Nominating Committee is
                       solely responsible for the selection and nomination
                       of potential candidates to serve on the Board and
                       may consider nominations from shareholders of the
                       funds. Shareholders may submit recommendations
                       regarding potential nominees for service on the
                       Board for the Nominating Committee's
                       consideration.. Each eligible shareholder or
                       shareholder group may submit no more than one
                       nominee each calendar year.

                       In order for the Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee: the nominee must satisfy all qualifications provided in TA IDEX's organizational documents, including qualification as a possible
                       Independent Director/Trustee if the nominee is to serve in that capacity; the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group; neither the nominee nor any

                                                                                                                 NUMBER OF
                                                                                                                  MEETINGS
                                                                                                                    HELD
                                                                                                                   DURING
                                                                                                                    LAST
      COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
--------------------   -------------------------------------------------------   ----------------------------   -----------
                       member of the nominee's immediate family may be
                       currently employed or employed within the year prior to
                       the nomination by any nominating shareholder entity or
                       entity in a nominating shareholder group; neither the
                       nominee nor any immediate family member of the nominee
                       is permitted to have accepted directly or indirectly,
                       during the year of the election for which the nominee's
                       name was submitted, during the immediately preceding
                       calendar year, or during the year when the nominee's
                       name was submitted, any consulting, advisory, or other
                       compensatory fee from the nominating shareholder or any
                       member of a nominating shareholder group; the nominee
                       may not be an executive officer, director/trustee or
                       person fulfilling similar functions of the nominating
                       shareholder or any member of the nominating shareholder
                       group, or of an affiliate of the nominating shareholder
                       or any such member of the nominating shareholder group;
                       the nominee may not control the nominating shareholder
                       or any member of the nominating shareholder group (or,
                       in the case of a holder or member that is a fund, an
                       interested person of such holder or member as defined
                       by Section 2(a)(19) of the 1940 Act); and a shareholder
                       or shareholder group may not submit for consideration a
                       nominee which has previously been considered by the
                       Nominating Committee.

                       In addition, in order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Funds' (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election
                       (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also

                                                                                                                 NUMBER OF
                                                                                                                  MEETINGS
                                                                                                                    HELD
                                                                                                                   DURING
                                                                                                                    LAST
      COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
--------------------   -------------------------------------------------------   ----------------------------   -----------
                       bear the economic risk of the investment; and the
                       nominating shareholder or shareholder group must also
                       submit a certification which provides the number of
                       shares which the person or group has (a) sole power to
                       vote or direct the vote, (b) shared power to vote or
                       direct the vote, (c) sole power to dispose or direct
                       the disposition of such shares, and (d) shared power to
                       dispose or direct the disposition of such shares (in
                       addition the certification shall provide that the
                       shares have been held continuously for at least two
                       years).

                       In assessing the qualifications of a potential candidate for membership on the Board, the Nominating
                       Committee may consider the candidate's potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant.

COMPENSATION           Reviews compensation arrangements for each Trustee        Janice B. Case;  Charles C.         1
                                                                                 Harris, Co-Chairs; Peter R.
                                                                                 Brown; Daniel Calabria;
                                                                                 Russell A. Kimball, Jr.; Leo
                                                                                 J. Hill; William W. Short,
                                                                                 Jr.; Jack E. Zimmerman;
                                                                                 Robert L. Anderson; Norm R.
                                                                                 Nielsen and John W. Waechter

 VALUATION OVERSIGHT   Oversee the process by which the Fund calculates its      Leo J. Hill, Chairman;              4
                       net asset value to verify consistency with its            Charles C. Harris; Robert L.
                       valuation policies and procedures, industry guidance,     Anderson and William W.
                       interpretative positions issued by the SEC and its        Short, Jr.
                       staff, and industry best practices.

PROXY VOTING           Provides the Funds' consent to vote in matters where      Russell A. Kimball, Jr.,            1
                       the Adviser or Sub-Adviser seeks such consent because     Chairman; William W. Short,
                       of a conflict of interest that arises in connection       Jr. and Leo J. Hill
                       with a particular vote, or for other reasons.  The
                       Proxy Committee also may review the Adviser's and the
                       Sub-Adviser's proxy voting policies and procedures in
                       lieu of submission of the policies and procedures to
                       the entire Board for approval.

                                                                                                                 NUMBER OF
                                                                                                                  MEETINGS
                                                                                                                    HELD
                                                                                                                   DURING
                                                                                                                    LAST
      COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
--------------------   -------------------------------------------------------   ----------------------------   -----------
GOVERNANCE             Provide oversight responsibilities and monitor certain    Daniel Calabria, Chairman;          1
                       issues, in consultation with the Chief Compliance         William W. Short, Jr.;
                       Officer and independent trustees' counsel, that affect    Russell A. Kimball, Jr. and
                       the duties of independent members of the Board            Leo J. Hill

CONTRACT REVIEW        Reviews contracts between or among the Fund and its       Russell A. Kimball, Jr.,            1
                       service providers. Oversight responsibilities for the     Chairman; Daniel Calabria;
                       process of evaluating new contracts, reviewing existing   Jack E. Zimmerman and
                       contracts on a periodic basis and make recommendations    Janice B. Case
                       to the Board with respect to any contracts affecting
                       the Fund.

MARKETING OVERSIGHT    Oversees the marketing efforts on behalf of the Funds.    Robert L. Anderson, Chairman        0
                                                                                 and Janice B. Case


TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The table below gives the dollar range of shares of the Trust, as well as the aggregate dollar range of shares of all funds advised and sponsored by TFAI (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2005:


                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                        SECURITIES IN ALL REGISTERED
                                                        INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF EQUITY            BY TRUSTEES IN
 NAME OF TRUSTEE             SECURITIES IN THE FUND    FAMILY OF INVESTMENT COMPANIES
--------------------------   ----------------------   --------------------------------
Robert L. Anderson(1)                  -0-                           -0-
Peter R. Brown(2)                 Over $100,000                 Over $100,000
Daniel Calabria(2)                Over $100,000                 Over $100,000
John K. Carter*(3)                     N/A                           N/A
Janice B. Case                   Over $100,000-                 Over $100,000
Charles C. Harris(2)              Over $100,000                 Over $100,000
Leo J. Hill(2)                    Over $100,000                 Over $100,000
Russell A. Kimball, Jr.(2)        Over $100,000                 Over $100,000
William W. Short, Jr.             Over $100,000                 Over $100,000
Jack E. Zimmerman                 Over $100,000                 Over $100,000
John W. Waechter                  Over $100,000                 Over $100,000
Norm R. Nielsen(4)                     N/A                           N/A


* Interested Trustees as defined in the 1940 Act due to employment with a TFAI affiliate.


(1)  Mr. Anderson did not become a Trustee until September 2005.


(2) A portion of the dollar range of equity securities in the fund for this Trustee consists of allocations made under the fund's deferred compensation plan. The deferred compensation amounts are based on the value of Class A shares of the fund elected by such Trustee (without the imposition of the sales charge).


(3)  Mr. Carter did not become a Trustee until September 2006.





(4)  Mr. Nielsen did not become a Trustee until May 2006.




CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2005 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, Sub-Adviser or Distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.


                                NAME OF OWNERS AND                  TITLE OF      VALUE OF        PERCENT
NAME OF TRUSTEE              RELATIONSHIPS TO TRUSTEE     COMPANY     CLASS      SECURITIES      OF CLASS
---------------           -----------------------------   -------   --------   -------------   ------------
Peter R. Brown            N/A                             N/A          N/A          N/A             N/A
Charles C. Harris         Mary A. Harris, Spouse          TA IDEX       T        $1-$10,000    Less than 1%
Russell A. Kimball, Jr.   Martha A. Kimball, Spouse       N/A          N/A          N/A             N/A
William W. Short, Jr.     Joyce J. Short, Spouse          TA IDEX       A        $1-$10,000    Less than 1%
Robert L. Anderson        N/A                             N/A          N/A          N/A             N/A
Daniel Calabria           N/A                             N/A          N/A          N/A             N/A
Janice B. Case            N/A                             N/A          N/A          N/A             N/A
Leo J. Hill               N/A                             N/A          N/A          N/A             N/A
Jack E. Zimmerman         Patricia A. Zimmerman, Spouse   TA IDEX       A      Over $100,000   Less than 1%
John W. Waechter          N/A                             N/A          N/A          N/A             N/A
Norm R. Nielsen(1)        N/A                             N/A          N/A          N/A             N/A


(1)  Mr. Nielsen did not become a Trustee until May 2006.


Disinterested Trustees receive a total annual retainer fee of $64,000 from the TA IDEX funds, of which the funds pay a pro rata share allocable to each TA IDEX fund based on the relative assets of the fund. The Chairman of the Board also receives an additional retainer of $20,000 per year. Each Audit Committee member receives an additional retainer of $6,000, except the audit committee financial expert, whose additional retainer amounts to $5,000. Any fees and expenses paid to Trustees who are affiliates of TFAI or AFSG are paid by TFAI and/or AFSG and not by the funds.



Under a non-qualified deferred compensation plan effective January 1, 1996 (the "Deferred Compensation Plan") available to the Trustees, compensation may be deferred that would otherwise be payable by Transamerica IDEX to a Disinterested Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Deferred Compensation Plan will have any material impact on the funds.



Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee, calculated as follows:



                                 Years Eligible for Service as
Years of Service as Trustee   Trustee Emeritus ("Eligible Years")
---------------------------   -----------------------------------
              5                                2
             10                                3
             15                                5



In a year in which a Disinterested Trustee earns an eligibility benefit (years 5, 10 and 15), Transamerica IDEX shall accrue and the Disinterested Trustee shall be credited an amount equal to 50% of his or her then-current annual retainer for the appropriate number of Eligible Years (2, 3 or 5). Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. The Chairman and the Audit Committee's Financial Expert will also earn 50% of the additional retainers designated for such positions. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such. In addition, a Trustee Emeritus may be invited by the Board, but is not required, to attend meetings, and shall be available for consultation by the Trustees, Transamerica IDEX's officers and counsel. A Trustee Emeritus will receive reimbursement of actual and reasonable expenses incurred for attendance at Board meetings.



Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX.

The following table provides compensation amounts paid to Disinterested Trustees for the fiscal year ended October 31, 2005 by TA IDEX:

                               COMPENSATION TABLE


                                                                      PENSION OR
                                                   AGGREGATE          RETIREMENT
                                               COMPENSATION FROM   BENEFITS ACCRUED    TOTAL COMPENSATION
                                               TRANSAMERICA IDEX      AS PART OF        PAID TO TRUSTEES
NAME OF PERSON, POSITION                        MUTUAL FUNDS(1)      FUND EXPENSES    FROM FUND COMPLEX(3)
------------------------                       -----------------   ----------------   --------------------
Robert L. Anderson, Trustee(3)   $  9,000.00      $        --             N/A             $    9,000.00
Peter R. Brown, Trustee          $ 74,500.00      $        --             N/A             $  193,750.00
Daniel Calabria, Trustee         $ 58,000.00      $ 41,200.00             N/A             $  152,250.00
Janice Case, Trustee             $ 60,500.00      $        --             N/A             $  158,250.00
Charles C. Harris, Trustee       $ 60,500.00      $ 12,100.00             N/A             $  158,250.00
Leo Hill, Trustee                $ 60,500.00      $  3,600.00             N/A             $  158,250.00
Russell Kimball, Trustee         $ 43,500.00      $ 43,500.00             N/A             $  137,750.00
William W. Short, Jr., Trustee   $ 60,500.00      $        --             N/A             $  158,250.00
Jack E. Zimmerman, Trustee       $ 46,000.00      $        --             N/A             $   46,000.00
John W. Waechter, Trustee(4)     $ 34,500.00      $        --             N/A             $  128,750.00
Norm R. Nielsen, Trustee(5)              N/A              N/A             N/A                       N/A
                                 -----------      -----------                             -------------
Total:                           $507,500.00      $100,400.00                             $1,300,500.00
                                 ===========      ===========                             =============


(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2005 were as follows: Peter R. Brown, $1,159; Daniel Calabria, $41,465; William W. Short, Jr., $82; Charles C. Harris, $12,100; Russell A. Kimball, Jr., $58,836; Janice B. Case, $0; Leo J. Hill, $8,480; Jack E. Zimmerman, $0, Robert L. Anderson, $0; Norm R. Nielsen, $0; and John W. Waechter, $0.

(2)  The Fund Complex currently consists of Transamerica IDEX, ATST and TIS.

(3)  Mr. Anderson did not become a Trustee until September 2005.

(4)  Mr. Waechter did not become a Trustee until February 2005.

(5)  Mr. Nielsen did not become a Trustee until May 2006.




During the fiscal year ended October 31, 2005, the TA IDEX funds paid $626,415 in Trustees' fees and expenses. As of December 31, 2005, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the TA IDEX funds.

                      SHAREHOLDER COMMUNICATION PROCEDURES
                             WITH BOARD OF TRUSTEES

The Board of Trustees of TA IDEX has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of TA IDEX ("Secretary"), as follows:

     Board of Trustees
     Transamerica IDEX Mutual Funds
     c/o Secretary
     570 Carillon Parkway
     St. Petersburg, Florida 33716

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the fund to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the fund or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the fund, or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information).

                               DEALER REALLOWANCES

Transamerica IDEX sells shares of the Fund both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, AFSG may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

                        CLASS T SHARE DEALER REALLOWANCES

                                REALLOWANCE TO
                               DEALERS AS A % OF
AMOUNT OF PURCHASE               OFFERING PRICE
------------------             -----------------
Under $10,000                        7.00%
$10,000 to under $25,000             6.25%
$25,000 to under $50,000             5.50%
$50,000 to under $75,000             5.00%
$75,000 to under $100,000            4.25%
$100,000 to under $250,000           3.75%
$250,000 to under $500,000           2.50%
$500,000 to under $1,000,000         1.00%
$1,000,000 and over                  1.00%




                                DISTRIBUTION FEES

Class T shares of the Fund are not subject to distribution and service fees.

                          NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of the Fund is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when the shareholders will not be able to buy or sell shares of the Fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS DETERMINED

The NAV of the Fund is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders annually.

                               PURCHASE OF SHARES

CLASS T SHARES OF THE FUND ARE CLOSED TO NEW INVESTORS.

TA IDEX Transamerica Equity includes Class T shares, which are not available for new investors. Additional Class T shares of the Fund may be purchased only by Class T shareholders.


Class T shares can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of the Fund are sold at the net asset value per share as determined at the close of the regular session of business on the NYSE next occurring after a purchase order is received and accepted by the Fund. The applicable sales charge of 8.50% is added. The prospectus contains detailed information about the purchase of Class T shares.


Shareholders whose investments are transferred from one class of shares of a Transamerica IDEX fund to another class of shares of the same Transamerica IDEX fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.

Information on sales charge reductions and/or waivers can also be found on the Transamerica IDEX website at www.transamericaidex.com.

                                RETIREMENT PLANS


Transamerica IDEX offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charges an annual fee of $15.00 per fund account with a maximum of $30.00 per Social Security Number. However, if your combined retirement plan and ESA account(s)' balance per Social Security Number is more than $50,000, there is no fee. To receive additional information or forms on these plans, please call your Financial Advisor or Transamerica IDEX Customer Service at 1-888-233-4339 or write to Transamerica Fund Services at P.O. Box 219945, Kansas City, Missouri 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof.


                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Certain Class T share purchases are subject to a contingent deferred sales charge upon certain redemptions. As further explained in the prospectus, a short-term trading redemption fee of 2% of the amount redeemed may be assessed on any fund shares in a fund account that are sold (by redemption, whether voluntary or involuntary) within five (5) NYSE trading days following their purchase date. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. TA IDEX has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


The Contingent Deferred Sales Charge ("CDSC") is waived on redemptions of Class T shares, when applicable, in the circumstances described below.


(a) Redemption upon Total Disability or Death

The Fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made, with respect to the fund, is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

CDSC is also waived for accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                      TAXES

In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income.

The Fund has qualified for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships. If the Fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the Fund should have little or no income taxable to it under the Code. Shareholders of a RIC generally are required to include these distributions as ordinary income, to the extent the distributions are attributable to the RIC's investment income (except for qualifying dividends as discussed below), net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the Fund's available earnings and profits.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts from prior periods. The Fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Tax laws generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Upon the sale or other disposition of Fund shares, or upon receipt of a distribution in complete liquidation of the Fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

Passive Foreign Investment Companies -- A fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but the fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit the fund's ability to make an election with respect to PFIC stock.

Generally, the hedging transactions undertaken by a fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund, the ordinary income received by a fund and is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that invests in a fund which did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. A fund intends to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a fund as a regulated investment company might be affected.

The requirements applicable to a fund's qualification as a regulated investment company may limit the extent to which the fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.

Market Discount -- If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount", which will flow-through the fund and to shareholders when distributed.

Original Issue Discount -- Certain debt securities acquired by a fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Therefore, the amount of ordinary income the fund may have to distribute would increase.

Some debt securities may be purchased by a fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales -- These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund's holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation -- Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will ultimately reduce the amount of dividends and distributions paid to the fund's shareholders.


Foreign Currency Transactions -- Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time that a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income which may increase the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


Backup Withholding -- The Trust may be required to withhold U.S. Federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a. fail to provide the Trust with their correct taxpayer identification number,

b.   fail to make required certifications or,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Taxation of Non. U.S. Shareholders Dividends from investment company taxable income attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007 and paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") may be subject to a 30% withholding tax unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Dividends from investment company taxable income attributable to the Fund's taxable year beginning after December 31, 2004 or before January 1, 2008 that are attributable to short-term capital gains or "qualified interest income" may not be subject to withholding tax, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the shareholder's conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply.

The treatment of income dividends and capital gains distributions by the Fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of the Fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

                             PRINCIPAL SHAREHOLDERS


As Class T shares of the Fund commenced operations on October 27, 2006, there were no outstanding shares as of the date of this SAI.

                                  MISCELLANEOUS

ORGANIZATION

The Fund is a series of Transamerica IDEX, a Delaware statutory trust that currently is governed by a Declaration of Trust ("Declaration of Trust") dated as of February 25, 2005.

TA IDEX held a special meeting of shareholders on February 25, 2005 for the purposes of approving, among other things, reorganizing TA IDEX from a Massachusetts business trust to a Delaware statutory trust. The shareholders of TA IDEX approved this reorganization, funds that have been formed as part of the Delaware statutory trust and which are identical to the then-current funds, assumed the assets and liabilities of the then-current funds and the Delaware statutory trust assumed the registration statement of the Massachusetts business trust.


On or about October 27, 2006, TA IDEX Transamerica Equity acquired all of the assets and assumed all of the liabilities of TA IDEX Janus Growth and TA IDEX Janus Growth was liquidated. Pursuant to this transaction, Class T shareholders of TA IDEX Janus Growth became Class T shareholders of the Fund. Additional Class T shares of the Fund may be purchased only by Class T shareholders (i.e., previously TA IDEX Janus Growth Class T shareholders). Class T shares of TA IDEX Transamerica Equity are not available for sale to other investors.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica IDEX to issue an unlimited number of shares of beneficial interest. Shares of Transamerica IDEX are fully paid and nonassessable when issued. Shares of Transamerica IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica IDEX are fully transferable but Transamerica IDEX is not bound to recognize any transfer until it is recorded on the books.

This SAI relates only to Class T shares of beneficial interest of the Fund. Class T shares are subject to an initial sales charge of 8.50% and are subject to a CDSC if redeemed within 24 months after purchase. Class T shares have no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders may purchase additional Class T shares.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of TA IDEX or his earlier death, resignation, bankruptcy or removal. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica IDEX bylaws, or at the request of the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP located at 101 East Kennedy Boulevard, Suite 150 Tampa, FL 33602-51470 serves as independent registered certified public accounting firm for Transamerica IDEX.

CODES OF ETHICS

Transamerica IDEX, TFAI and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, TFAI and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica IDEX Proxy Voting Policies and Procedures below, Transamerica IDEX uses the proxy voting policies and procedures of the adviser and/or sub-advisers to determine how to vote proxies relating to securities held by the Transamerica IDEX funds. The proxy voting policies and procedures of TFAI are attached hereto as Appendix B.

Transamerica IDEX files SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from Transamerica IDEX, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

TRANSAMERICA IDEX PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I. STATEMENT OF PRINCIPLE

Transamerica IDEX seeks to assure that proxies received by the TA IDEX funds are voted in the best interests of each Fund's stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each fund delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to Transamerica IDEX, which in turn delegates proxy voting authority for most portfolios of Transamerica IDEX to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica IDEX adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica IDEX.

III. PROXY COMMITTEE

The Board of Trustees of Transamerica IDEX has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the funds' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of Transamerica IDEX or the Proxy Committee of Transamerica IDEX will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to Transamerica IDEX.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN QUOTATION

Quotations of average annual total return for a particular class of shares of the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                P(1 + T)(n) = ERV

Where:

       P   = a hypothetical initial payment of $1,000,

       T   = the average annual total return,

       n   = the number of years, and

       ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:

       P      = a hypothetical initial payment of $1,000,

       T      = the average annual total return (after taxes on distributions),

       (n)    = the number of years, and

       ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

       P       = a hypothetical initial payment of $1,000,

       T       = the average annual total return (after taxes on distributions),

       (n)     = the number of years, and

       ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

                              FINANCIAL STATEMENTS


As Class T shares of the Fund commenced operations on October 27, 2006, there are no financial statements to include in the SAI.

                                   APPENDIX A

                          PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

TA IDEX TRANSAMERICA EQUITY

As of June 30, 2006, Gary U. Rolle, portfolio manager of the Fund, also managed 9 registered investment company accounts with a combined value of $3.5 billion, no pooled investment accounts and 23 other accounts with a combined value of $2.5 billion. None of these accounts has an advisory fee based on the performance of the account.

As of June 30, 2006, Transamerica Investment Management, LLC ("TIM") did not foresee any conflict of interest in the management of the fund.

As of June 30, 2006, the portfolio manager's compensation consisted of a combination of base salary, performance bonus and profit sharing or ownership interest. The portfolio manager's performance-based bonus equals as much as 300% of his base salary. Approximately 80% of the value of such bonus is based on relative rankings of track record and return formulas. A portion of the objective component is necessarily subjective taking into account items including co/multi-management responsibilities, portfolio performance upon assignment, length of time managing the portfolio, and customized client benchmarks when determining the portfolio manager's relative ranking. Up to 20% of such bonus is determined subjectively by a member of the senior management of TIM based on the individual's contribution to company initiatives and the quality of investment ideas he or she generates. A third component of the portfolio manager's overall compensation involves an equity ownership interest in TIM purchased by the individual portfolio manager.

As of June 30, 2006, the portfolio manager did not beneficially own any shares of equity securities in the Fund.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

I.   Purpose

II. The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

III. TFAI's Advisory Activities

IV. TFAI acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc. and AEGON/ Transamerica Series Trust (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

V.   Summary of the TFAI Proxy Policy

VI. TFAI delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

VII. Delegation of Proxy Voting Authority to Sub-Advisers

VIII. TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

IX. Administration, Review and Submission to Board of Sub-Adviser Proxy Policies A. Appointment of Proxy Administrator

X. TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

     A.   Initial Review

          1.   The Proxy Administrator will collect from each Sub-Adviser:

               a)   its Sub-Adviser Proxy Policy;

               b) a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

               c) a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

          2. The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

               a) whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

               b) whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

               c) whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

          3. The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

          4. TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

          5. TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

               B.   Subsequent Review

XI. TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

               A.   Record of Proxy Votes Exercised by Sub-Adviser

XII. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

XIII. TFAI Exercise of Proxy Voting Authority

               A.   Use of Independent Third Party

XIV. If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

               A.   Conflict with View of Independent Third Party

XV. If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

               A.   Asset Allocation Portfolios

XVI. For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of
     Section VI.B.

XVII. Conflicts of Interest Between TFAI or Its Affiliates and the Funds

XVIII. The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

XIX. Recordkeeping

               A.   Records Generally Maintained

XX. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

                    1.   the TFAI Proxy Voting Policy; and

                    2. records of Fund client requests for TFAI proxy voting information.

               B.   Records for TFAI Exercise of Proxy Voting Authority

XXI. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

                    1. proxy statements received regarding matters it has voted on behalf of Fund clients;

                    2.   records of votes cast by TFAI; and

                    3. copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

XXII. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

               A.   Records Pertaining to Sub-Adviser Proxy Policies

XXIII. The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

                    1.   each Sub-Adviser Proxy Policy; and

                    2.   the materials delineated in Article V above.

XXIV. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

               A.   Time Periods for Record Retention

XXV. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.

XXVI. Provision of TFAI Proxy Policy to Fund Clients

XXVII. The Proxy Administrator will provide each Fund's Board (or a Board
     Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY

                                  INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC ("TIM") has full discretionary investment authority expect TIM to vote proxies in accordance with TIM's Proxy Voting Policy (the "Policy"). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

                               STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the "Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

                                 PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the "Committee"), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee's responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

                         USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the "Independent Third Party") to provide guidance on proxy voting issues. The Independent Third Party selected by TIM is institutional Shareholder Services, Inc. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

                  CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

                    PROVISION OF TIM PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

The following is a concise summary of TIM's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-Class Capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 23 EXHIBITS

List all exhibits filed as part of the Registration Statement.

     (a)  Declaration of Trust (25)

     (b)  Bylaws (25)

     (c)  Not Applicable

     (d)  (1)  Investment Advisory Agreements

               (aa) TA IDEX Transamerica Flexible Income (19)

               (bb) TA IDEX Jennison Growth (28)

               (cc) TA IDEX Transamerica Value Balanced (13)

               (dd) TA IDEX Transamerica High-Yield Bond (28)

               (ee) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon
                    All Cap and TA IDEX T. Rowe Price Small Cap (4)

               (ff) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)

               (gg) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies- Technology(SM) (28)


               (hh) TA IDEX Templeton Great Companies Global (22)

               (ii) TA IDEX MFS International Equity (formerly, TA IDEX American
                    Century International) and TA IDEX American Century Large Company Value (31)

               (jj) TA IDEX Transamerica Money Market, TA IDEX Transamerica
                    Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Evergreen Health Care (formerly TA IDEX T. Rowe Price Health Sciences) (28)


               (kk) TA IDEX Marsico Growth (15)

               (ll) TA IDEX Clarion Global Real Estate Securities and TA IDEX
                    PIMCO Real Return TIPS (28)

               (mm) TA IDEX Transamerica Small/Mid Cap Value (19)

               (nn) TA IDEX Transamerica Balanced (22)

               (oo) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico
                    International Growth, TA IDEX Mercury Large Cap Value, TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap
                    (28)

               (pp) TA IDEX Protected Principal Stock (13)

               (qq) TA IDEX AllianceBernstein International Value, TA IDEX
                    Neuberger Berman International, TA IDEX Oppenheimer Developing Markets, TA IDEX JPMorgan International Bond, TA IDEX Federated Market Opportunity, and TA IDEX Mercury Global Allocation (26)

               (rr) TA IDEX Van Kampen Mid-Cap Growth (27)

               (ss) TA IDEX Salomon Investors Value (3)

               (tt) TA IDEX Bjurman, Barry Micro Emerging Growth (29)


               (uu) TA IDEX Oppenheimer Small- & Mid-Cap Value (29)

               (vv) TA IDEX Franklin Floating Rate (31)

               (ww) TA IDEX Loomis Sayles Bond (31)

               (xx) TA IDEX Mellon Market Neutral Strategy (31)

               (yy) TA IDEX BlackRock Natural Resources (31)

               (zz) TA IDEX Third Avenue Value (31)

               (aaa) TA IDEX UBS Dynamic Alpha (31)

               (bbb) TA IDEX Multi-Manager Alternative Strategies (31)

          (2)  Sub-Advisory Agreements

               (aa) TA IDEX Transamerica Flexible Income (19)

               (bb) TA IDEX Transamerica Value Balanced (13)

               (cc) TA IDEX Transamerica High-Yield Bond (28)

               (dd) TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T.
                    Rowe Price Small Cap (4)


               (ee) TA IDEX Salomon All Cap (28)

               (ff) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (31)

               (gg) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies - Technology(SM) (28)


               (hh) TA IDEX Templeton Great Companies Global (22)

               (ii) TA IDEX American Century Large Company Value (9)

               (jj) TA IDEX Jennison Growth (28)

               (kk) TA IDEX Transamerica Convertible Securities and TA IDEX
                    Transamerica Money Market (12)

               (ll) TA IDEX PIMCO Total Return (12)

               (mm) TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe
                    Price Health Sciences) (28)

               (nn) TA IDEX Salomon Investors Value (28)

               (oo) TA IDEX Marsico Growth (17)

               (pp) TA IDEX Clarion Global Real Estate Securities (28)

               (qq) TA IDEX PIMCO Real Return TIPS (16)

               (rr) TA IDEX Transamerica Small/Mid Cap Value (19)

               (ss) TA IDEX Transamerica Balanced (22)

               (tt) TA IDEX Evergreen International Small Cap (23)

               (uu) TA IDEX J.P. Morgan Mid Cap Value (23)

               (vv) TA IDEX Marsico International Growth (23)

               (ww) TA IDEX Mercury Large Cap Value (23)

               (xx) TA IDEX Transamerica Short-Term Bond (23)

               (yy) TA IDEX UBS Large Cap Value (28)

               (zz) TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van
                    Kampen Small Company Growth (27)

               (aaa) TA IDEX Protected Principal Stock (28)

               (bbb) TA IDEX AllianceBernstein International Value (28)

               (ccc) TA IDEX Neuberger Berman International (26)

               (ddd) TA IDEX Oppenheimer Developing Markets (26)

               (eee) TA IDEX JPMorgan International Bond (26)

               (fff) TA IDEX Federated Market Opportunity (26)

               (ggg) TA IDEX Mercury Global Allocation (26)

               (hhh) TA IDEX Van Kampen Mid-Cap Growth (27)

               (iii) TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX
                    Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Multi-Manager International Fund -Morningstar Asset Allocation Management Agreement (28)

               (jjj) TA IDEX Oppenheimer Small- & Mid-Cap Value (29)

               (kkk) TA IDEX Bjurman, Barry Micro Emerging Growth Equity (29)

               (lll) TA IDEX MFS International Equity (formerly, TA IDEX
                    American Century International) (29)


               (mmm) TA IDEX Franklin Floating Rate (31)

               (nnn) TA IDEX Loomis Sayles Bond (31)

               (ooo) TA IDEX Mellon Market Neutral Strategy (31)

               (ppp) TA IDEX BlackRock Natural Resources (31)

               (qqq) TA IDEX Third Avenue Value (31)

               (rrr) TA IDEX UBS Dynamic Alpha (31)

               (sss) TA IDEX Multi-Manager Alternative Strategies (31)

     (e)  (1)  Underwriting Agreement (Schedule I) (16)

          (2)  Dealer's Sales Agreement (15)

          (3)  Service Agreement (5)

          (4)  Wholesaler's Agreement (3)

     (f)  Trustees Deferred Compensation Plan (2)

     (g)  Custody Agreement (14)

     (h)  (1)  (a)  Transfer Agency Agreement (1)

               (b)  Amendment to Transfer Agency Agreement (24)

          (2)  (a)  Administrative Services Agreement (14)

               (b)  Amendment to Administrative Services Agreement (24)

          (3)  Expense Limitation Agreement (16)

          (4)  Consulting Agreement (19)


     (i)  Opinion of Counsel (filed herewith)

     (j)  N/A

     (k) Financial Statements - AEGON/Transamerica Fund Services, Inc. (now known as Transamerica Fund Advisors, Inc.) (28)

     (l)  Investment Letter from Sole Shareholder (2)

     (m) (1) Plan of Distribution under Rule 12b-1 - Class A/B Shares (amendment) (all funds) (19)

          (2)  Plan of Distribution under Rule 12b-1 - Class C Shares (19)

               (aa) TA IDEX Salomon Investors Value (5)

               (bb) TA IDEX Transamerica Value Balanced (5)

               (cc) TA IDEX Transamerica Balanced (5)

               (dd) TA IDEX Transamerica Flexible Income (19)

               (ee) TA IDEX Transamerica High-Yield Bond (5)

               (ff) TA IDEX Marsico Growth (5)

               (gg) TA IDEX T. Rowe Price Tax-Efficient Growth (5)

               (hh) TA IDEX Salomon All Cap (5)

               (ii) TA IDEX T. Rowe Price Small Cap (5)

               (jj) TA IDEX Jennison Growth (3)

               (kk) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)

               (ll) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies - Technology(SM) (7)

               (mm) TA IDEX Templeton Great Companies Global (8)

               (nn) TA IDEX American Century Large Company Value (9)

               (oo) Amendment to Plan of Distribution under Rule 12b-1 - Class C
                    Shares (11)

               (pp) TA IDEX Transamerica Convertible Securities, TA IDEX
                    Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe Price Health Sciences) (12)

               (qq) TA IDEX Transamerica Small/Mid Cap Value (19)

               (rr) TA IDEX Protected Principal Stock (13)

               (ss) TA IDEX MFS International Equity (formerly, TA IDEX American
                    Century International) (amendment) (31)

          (3) Plan of Distribution under Rule 12b-1 - Class M Shares (TA IDEX Protected Principal Stock) (26)

     (n) Amended and Restated Plan for Multiple Classes of Shares (filed herewith)

     (o)  Reserved

     (p)  Code of Ethics

          (1)  Transamerica IDEX Mutual Funds (28)

          (2)  Transamerica Fund Advisors, Inc. (28)

          SUB-ADVISERS

          (3)  AEGON USA Investment Management, LLC (28)

          (4)  Federated Equity Management Company of Pennsylvania (28)

          (5)  Janus Capital Management, LLC (28)

          (6)  Salomon Brothers Asset Management Inc (28)

          (7)  Transamerica Investment Management, LLC (28)

          (8)  T. Rowe Price Associates, Inc. (28)

          (9)  Great Companies, L.L.C. (28)

          (10) Jennison Associates LLC (28)

          (11) American Century Investment Management, Inc. (28)

          (12) Pacific Investment Management Company LLC (28)

          (13) Columbia Management Advisors, LLC (formerly, Banc of America Capital Management, LLC) (28)

          (14) ING Clarion Real Estate Securities (28)

          (15) Templeton Investment Counsel, LLC (28)

          (16) Evergreen Investment Management Company, LLC (28)

          (17) J.P. Morgan Investment Management Inc. (28)

          (18) Fund Asset Management, L.P., dba Mercury Advisors (28)

          (19) UBS Global Asset Management (Americas) Inc. (28)

          (20) Morgan Stanley Investment Management Inc. (28)

          (21) Gateway Investment Advisers, Inc. (28)

          (22) American Century Global Investment, Inc. (28)

          (23) Alliance Capital Management LP (28)

          (24) Neuberger Berman Management (26) LP (28)

          (25) Oppenheimer Funds, Inc. LP (28)

          (26) Morningstar Associates, LLC (28)


          (27) Bjurman, Barry & Associates (29)

          (28) Loomis, Sayles & Company, L.P. (30)

          (29) BlackRock Investment Management, LLC (30)

          (30) Franklin Portfolio Associates, LLC (31)

          (31) Third Avenue Management LLC (30)

     (q)  Powers of Attorney (30)


All exhibits filed previously are herein incorporated by reference

(1) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(3) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(7) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(8) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(10) Filed previously with American Century [California] Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 002-82734).

(11) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).

(18) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(19) Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 33-2659).

(20) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).

(21) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).

(22) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).

(23) Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659).

(25) Filed previously with Post-Effective Amendment No. 69 to Registration Statement on May 27, 2005 (File No. 33-2659).

(26) Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 7, 2005 (File No. 33-2659).

(27) Filed previously with Post-Effective Amendment No. 75 to Registration Statement on December 30, 2005 (File No. 33-2659).

(28) Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 33-2659).

(29) Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 33-2659).


(30) Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 33-2659).

(31) To be filed by amendment.


ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25 INDEMNIFICATION

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Carol A. Sterlacci, Senior Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

                                      * * *

     Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth, is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                   Principal Occupation
----------------                   ---------------------------------------------
Dennis M. Kass                     Director, Chairman and Chief Executive
                                   Officer, Jennison. Chairman and Manager,
                                   Quantitative Management Associates LLC
                                   ("QM"). Director and Vice President,
                                   Prudential Investment Management, Inc.
                                   ("PIM"). Signatory Second Vice President, The
                                   Prudential Insurance Company of America
                                   ("PICA").

Spiros Segalas                     Director, President and Chief Investment
                                   Officer, Jennison.

Ronald K. Andrews                  Director, Jennison. Senior Vice President,
Gateway Center Three, 15th Floor   Prudential Investments LLC. Senior Vice
100 Mulberry Street                President, American Skandia Investment
Newark, New Jersey 07102           Services, Incorporated. Senior Vice
                                   President, American Skandia Advisory
                                   Services, Inc. Manager, QM.

Timothy J. Knierim                 Director, Jennison. Assistant Secretary, PIM
Gateway Center Two, 6th Floor      Warehouse, Inc. ("PIMW"). Corporate
100 Mulberry Street                Secretary, Pramerica Financial Asia Limited.
Newark, New Jersey 07102           Secretary and Vice President, Residential
                                   Information Services, Inc. Vice President,
                                   PIM. Manager, QM.

Bernard B. Winograd                Director, Jennison. Director, Chief Executive
Gateway Center Three, 15th Floor   Officer and President, PIM. Director and Vice
100 Mulberry Street                President, Prudential Asset Management
Newark, New Jersey 07102           Holding Company. Director and Chairman, PIMW.
                                   Director and Chairman, PIC Holdings Limited.
                                   Executive Vice President, Prudential
                                   Investment Management Services LLC. Director
                                   and President, PIM Investments, Inc.
                                   President, PIM Foreign Investments, Inc.
                                   Signatory Second Vice President, PICA.
                                   Manager, QM.

NAME AND ADDRESS                   Principal Occupation
----------------                   ---------------------------------------------
Mirry M. Hwang                     Secretary, Vice President and Corporate
                                   Counsel, Jennison.

Kenneth Moore                      Treasurer, Senior Vice President and Chief
                                   Financial Officer, Jennison. Chief Financial
                                   Officer, Manager and Vice President, QM. Vice
                                   President, PIM. Director, Prudential Trust
                                   Company ("PTC"). Signatory Second Vice
                                   President, PICA.

Blair A. Boyer                     Executive Vice President, Jennison.

David Chan                         Executive Vice President, Jennison.

Michael A. Del Balso               Executive Vice President, Jennison. Vice
                                   President, PTC.

Thomas F. Doyle                    Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts 02154

Daniel J. Duane                    Executive Vice President, Jennison. Vice
                                   President, PTC.

Scott L. Hayward                   Executive Vice President, Jennison. Vice
                                   President, PIM. Vice President, QM. Signatory
                                   Second Vice President, PICA.

Susan F. Hirsch                    Executive Vice President, Jennison.

David A. Kiefer                    Executive Vice President, Jennison. Vice
                                   President, PTC.

Jonathan R. Longley                Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts 02154

Mehdi A. Mahmud                    Executive Vice President, Jennison. Vice
                                   President, QM.

Kathleen A. McCarragher            Executive Vice President, Jennison. Vice
                                   President, PTC.

Thomas G. Wolfe                    Executive Vice President, Jennison.

Andrew Goldberg                    Senior Vice President, Jennison. Vice
                                   President, QM. Signatory Second Vice
                                   President, PICA.

Leslie S. Rolison                  Senior Vice President, Jennison.

                                      * * *

     Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *

     T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T. Rowe Price Small Cap. Directors of T. Rowe are : Edward C. Bernard; James A.C. Kennedy; William T. Reynolds; James S. Riepe; George A. Roche; and David Testa.

                                      * * *

     Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Short-Term Bond and TA IDEX Transamerica Money Market. TIM is also interim sub-adviser to TA IDEX

Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM), and interim co-sub-adviser to TA IDEX Templeton Great Companies Global. The officers are Gary U. Rolle, Principal, Managing Director and Chief Investment Officer; John C. Riazzi, Principal Managing Director and Chief Executive Officer; Michelle E. Stevens, Principal, Managing Director and Portfolio Manager; Heidi
Y. Hu, Head of Fixed-Income Investments, Principal, Managing Director and Portfolio Manager; David W. Lubchenco, Principal and Managing Director; Glenn C. Weirick, Principal, Managing Director and Portfolio Manager; Bradley C. Slocum, Principal and Managing Director; Larry Norman, President and Chief Executive Officer of AEGON USA, Inc.; and Paula Nelsen, Chief Executive Officer of Transamerica. and Ray Ferrara, Manager, also serves as President, CEO of ProVise Management, a non-affiliated investment adviser.

                                      * * *

     Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to TA IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows:
Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Executive Vice President & Portfolio Manager - Research Analyst; Charles
R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive. Vice President & Director of Research; Cindy L. Sweeting, Executive. Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

     Franklin Advisers, Inc. ("Franklin"), One Franklin Parkway, San Mateo, California 94403-1906, serves as sub-adviser to TA IDEX Franklin Floating Rate. The executive officers of Franklin are as follows: Edward Burton Jameson, President; Monica Waifong Poon, Chief Compliance Officer; James Robert Baio, Sr. Vice President and Chief Financial Officer; Jack Henry Lemein, Executive Vice President; Christopher James Molumphey, Executive Vice President; Harmon Evan Burns, Executive Vice President; Sheila Ann Amoroso, Sr. Vice President; Roger Alan Bayston, Sr. Vice President; Rafael Ramon Costas, Sr. Vice President; Frank Michael Felicelli, Sr. Vice President; Conrad Beadle Herrmann, Sr. Vice President; Thomas Francis Walsh, Sr. Vice President; Alexander Christopher Calvo, Sr. Vice President; Paul Michael McCarthy, Sr. Vice President; Kent Paul Sheperd, Sr. Vice President; Mark Aarkis Boyadjian, Sr. Vice President; Edward Douglas Perks, Sr. Vice President; Serena Ash Norman Perin, Sr. Vice President; and Greg Eugene Johnson, Vice President.

                                      * * *

     Federated Equity Management Company of Pennsylvania ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as co-sub-adviser to TA IDEX Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.

     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $198 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global

Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

     American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

     MFS Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to TA IDEX MFS International Equity. The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Jr., Martin E. Beaulieu, Robert J. Manning, C. James Prieur, Donald A. Stewart, William W. Stinson, James C. Baillie and Richard L. Schmalensee. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and also Director of Global Distribution. Mr. Parke is President and also Chief Investment Officer. Mr. Manning is also Executive Vice President and Chief Fixed Income Officer. Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Robert J. Whelan is a Senior Vice President and Chief Financial Officer of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                                      * * *

     Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Officers and Executive Officers of PIMCO are as follows: Tammie J. Arnold, William R. Benz, John B. Brynjolfsson, Wendy W. Cupps, Chris P. Dialynas, Mohamed A. El-Erian, William H. Gross (EC), Pasi M. Hamalainen, Brent R. Harris (EC), Douglas M. Hodge (Tokyo), Brent L. Holden (EC), Margaret E. Isberg, James M. Keller, Raymond G. Kennedy, John S. Loftus, Sudesh N. Mariappa, Scott A. Mather (Munich), Paul A. McCulley, Joseph McDevitt (London), James F. Muzzy, Mohan V. Phansalkar, William F. Podlich (Consulting), William C. Powers (EC), Ernest L. Schmider, W. Scott Simon, William S. Thompson (EC), Richard M. Weil (EC), Changhong Zhu; William S. Thompson, Chief Executive Officer; William H. Gross, Chief Investment Officer; John C. Maney, Chief Financial Officer; Mohan V. Phansalkar, Chief Legal Officer; Richard M. Weil, Chief Operating Officer; Denise C. Seliga, Chief Compliance Officer; R. Wesley Burns, Director.

EC = Executive Committee of PIMCO

                                      * * *

AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond. Its managers and officers are:

MANAGERS:

     Eric B. Goodman

     Brenda K. Clancy
     Craig D. Vermie

OFFICERS:

     Eric B. Goodman, President & Chief Investment Officer
     Kirk W. Buese, Executive Vice President - Private Finance
     Frank E. Collecchia, Executive Vice President-Portfolio Management Daniel P. Fox, Executive Vice President - Risk Management
     David R. Ludke, Executive Vice President
     Mark J. Zinkula, Executive Vice President - Public Fixed Income David M. Carney, Senior Vice President and Chief Financial Officer Bradley J. Beman, Senior Vice President
     John T. Bender, Senior Vice President
     Joel L. Coleman, Senior Vice President
     Mark E. Dunn, Senior Vice President
     David R. Halfpap, Senior Vice President
     William L. Hurwitz, Senior Vice President
     Steven P. Opp, Senior Vice President
     Sarvjeev S. Sidhu, Senior Vice President
     Michael B. Simpson, Senior Vice President
     Jon L. Skaggs, Senior Vice President
     Robert A. Smedley, Senior Vice President
     Josh E. Braverman, Vice President
     Ashok K. Chawla, Vice President
     Jeffrey D. Coil, Vice President
     Garry E. Creed, Vice President
     Douglas A. Dean, Vice President
     Mark D. Evans, Vice President
     Robert Fitzsimmons, Vice President
     Robert L. Hansen, Vice President
     Jon D. Kettering, Vice President
     James R. Landis, Vice President
     Jeffrey T. McGlaun, Vice President
     Michael J. Parrish, Vice President
     Stephanie M. Phelps, Vice President
     Boning Tong, Vice President
     Michael A. Urban, Vice President
     Xueqing Wang, Vice President
     Jeffrey A. Whitehead, Vice President
     Karen R. Wright, Vice President
     M. Christina Galligan, Assistant Vice President
     Karen E. Hufnagel, Assistant Vice President
     Michael N. Meese, Assistant Vice President
     Mary T. Pech, Assistant Vice President
     Paul J. Houk, General Counsel and Secretary
     Clint L. Woods, Assistant Secretary
     Clifton W. Flenniken III, Assistant Treasurer
     Daniel Seward, Assistant Treasurer
     Stephanie Steele, Assistant Treasurer

                                      * * *

     Columbia Management Advisors, LLC (formerly, Banc of America Capital LLC) ("CMA"), 100 Federal Street, Boston, MA 02110, serves as sub-adviser to TA IDEX Marsico Growth and TA IDEX Marsico International Growth. Keith T. Banks, Chairman, President, Chief Executive Officer, Chief Investment Officer and Manager; Roger A. Sayler, Managing Director and Manager; Linda J. Wondrack, Chief Compliance Officer; Andrei G. Magasiner, Chief Financial Officer.

                                      * * *

     ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Global Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen
J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.

                                      * * *

     Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury"), serves as sub-adviser to TA IDEX Mercury Large Cap Value and TA IDEX Mercury Global Allocation. Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.

                                      * * *

     Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President and Chief Investment Officer; Harry E. Merriken III, is Senior Vice President; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul R. Stewart is Senior Vice President; Donna M. Squeri is General Counsel, Chief Compliance Officer, and Secretary; Gary H. Goldschmidt is Chief Financial Officer; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *

     Morgan Stanley Investment Management ("Morgan Stanley") serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Mid Cap Growth. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter
E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

                                      * * *

     J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value and JPMorgan International Bond. J.P. Morgan is a wholly-owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

     The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Evelyn V. Guernsey, Managing Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Anthony M. Roberts, Managing Director, Head of Legal; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Martin R. Porter, Managing Director, Global Head of Equities; Andrew Spencer, Managing Director, Chief Investment Officer of U.S. Retail Business; Francis X. Curley, Managing Director, Chief Compliance Officer; Clive S. Brown, Director; Iiman A. Pappas, Managing Director, Treasurer.

                                      * * *

     Evergreen Investment Management Company, LLC ("Evergreen"), is sub-adviser to TA IDEX Evergreen International Small Cap and TA IDEX Evergreen Health Care. The officers and directors are Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee/Director. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee/Director. Partner in the law firm of Cummings and Lockwood since 1968. James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee/Director. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993. Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee/Director. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988. Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee/Director. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990. William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee/Director. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990. Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlotte, NC-Trustee/Director. Medical Director, U.S. Healthcare of Charlotte, NC since 1995, President, Primary Physician Care from 1990 to 1996. Michael S. Scofield (53), 212 S. Tryon Street, Suite 1280, Charlotte, NC-Trustee/Director. Attorney, Law Offices of Michael S. Scofield since 1969. Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee/Director Emeritus. Corporate consultant since 1967. John J. Pileggi, 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992. Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

     The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr. Jeffries is a Trustee/Director Emeritus of eleven of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust). * Mr. Pettit may be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

     The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

                                      * * *

     UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value and TA IDEX UBS Dynamic Alpha. Kai Reiner Sotorp is President, Chief Executive officer and a board member; Mark F. Kemper is Secretary and Chief Legal Officer; Joseph M. McGill is Chief Compliance Officer; Brian D. Singer is Chief Investment Officer and a board member; John Moore is Treasurer, Chief Financial Officer and a board member; and Barry M. Nandinach is Vice President and a board member.

                                      * * *

     Alliance Capital Management, LP ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value. Lewis A. Sanders is Vice Chairman and Chief Executive Officer; Roger Hertog is Vice Chairman and Director; Christopher M. Condron, Lorie A. Slutsky, Nicolas Moreau, Dominique Carrel-Billiard, Benjamin D. Holloway, Henri De Castries, Denis Duverne, Stanley B. Tulin, William Jarmain and Peter J. Tobin are Directors; Gerald M. Lieberman is President, Chief Operating Officer and Director; Robert H. Joseph, Jr. is Senior Vice President and Chief Financial Officer; Mark R. Manley is Senior Vice President, Assistant Secretary and Chief Compliance Officer.

                                      * * *

     Neuberger Berman Management, Inc. ("Neuberger"), 605 Third Avenue, New York, New York 10158 serves as sub-adviser to TA IDEX Neuberger Berman International. Philip R. Carroll is Chief Compliance Officer; Peter E. Sundman is President and Director; Robert Matza, Jeffrey B. Lane and Jack L. Rivkin are Directors; Robert J. Conti and Brian J. Gaffney are Sr. Vice Presidents; Maxine L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

                                      * * *

     OppenheimerFunds ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets and TA IDEX Oppenheimer Small- & Mid-Cap Value. John V. Murphy is President, Chief Executive Officer and Director; James H. Ruff, Michael Baldwin and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; Kurt J. Wolfgruber is Chief Investment Officer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.

                                      * * *

     Bjurman, Barry & Associates ("Bjurman, Barry"), 10100 Santa Monica Blvd., Ste. 1200, Los Angeles, CA 90067, serves as a sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth. G. Andrew Bjurman, CFA, CIC is President and Chief Executive Officer; O. Thomas Barry, CFA, CIC is Senior Executive Vice President and Chief Investment Officer; Stephen W. Shipman, CFA is Executive Vice President /Director of Research; Patrick T. Bradford, is Assistant Vice President/Head Equity Trader/Co-Manager; Roberto P. Wu, CFA, is Portfolio Manager/Research Analyst; and Kathy Pommet is Chief Compliance Offer.

                                      * * *

     Loomis, Sayles & Company, L.P. ("Loomis"), One Financial Center, Boston, MA 02111-2611, serves as sub-adviser to TA IDEX Loomis Sayles Bond. Robert James Blanding is Chief Executive Officer; Kevin Patrick Charleston is Chief Financial Officer; Donald Patrick Ryan is Vice President and Chief Compliance Officer; and Jean Susan Lowenberg is Chief Legal Officer.

                                      * * *

     BlackRock Investment Management, LLC ("BlackRock"), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to TA IDEX BlackRock Natural Resources. Laurence Douglas Fink is Chief Executive Officer; Ralph Lewis Schlosstein is President; Steven E. Buller is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Robert Steven Kapito is Vice Chairman; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.

                                      * * *

     Franklin Portfolio Associates, LLC ("Franklin Associates"), a fully-owned subsidiary of Mellon Financial Corporation, One Boston Place, 29th Floor, Boston, MA 02108 serves as sub-adviser to TA IDEX Mellon Market Neutral Strategy. John Stephen Cone is President, Chief Executive Officer and Director; Oliver Ellsworth Buckley is Executive Vice President and Chief Investment Officer; Paul Francis Healey is Executive Vice President, Chief Operating Officer and Director; Gregg Edward Pendergast is Vice President and Chief Compliance Officer; Michael Foster Dunn, Langton Charles Garvin and Mary Margaret McDermott-Holland are Senior Vice Presidents; and Stephen Leo Sexeny, Kristin Julia Crawford, John Verity Dogget and Patrick Michael Slattery are Vice Presidents.

                                      * * *

     Third Avenue Management LLC ("Third Avenue") is a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of Third Avenue, certain key employees of the sub-adviser and the children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at Third Avenue or its predecessor for at least the past two years.

ITEM 27 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

(a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

(b) Directors and Officers of Principal Underwriter

Name                         Positions and Offices with Underwriter    Positions and Offices with Registrant
----                       -----------------------------------------   -------------------------------------
Larry N. Norman            (1)   Director and President                N/A

Paula G. Nelson            (5)   Director                              N/A

Phillip S. Eckman          (5)   Director                              N/A

Lisa Wachendorf            (1)   Vice President and Chief Compliance   N/A
                                 Officer

John K. Carter             (2)   Vice President                        Trustee, President and
                                                                       Chief Executive Officer

Michael C. Massrock        (2)   Vice President                        N/A

Linda Gilmer               (1)   Controller and Treasurer              N/A

Carol A. Sterlacci         (2)   Assistant Controller and Treasurer    N/A

Frank A. Camp              (1)   Secretary                             N/A

Teresa L. Stolba           (1)   Assistant Compliance Officer          N/A

Clifton W. Flenniken III   (4)   Assistant Treasurer                   N/A

Priscilla I. Hechler       (2)   Assistant Vice President and          N/A
                                 Assistant Secretary

Darin D. Smith             (1)   Vice President and                    N/A
                                 Assistant Secretary

Kyle A. Keelan             (1)   Vice President                        N/A

4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
570 Carillon Parkway, St. Petersburg, FL 33716-1202
400 West Market Street, Louisville, KY 40202

1111 North Charles Street, Baltimore, MD 21201
600 South Highway 169, Suite 1800, Minneapolis, MN 55426

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a) Shareholder records are maintained by the Registrant's transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29 MANAGEMENT SERVICES

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by TFAI, Jennison, T. Rowe Price, SaBAM, TIM, AUIM, Federated, Gateway, American Century, ACGIM, Clarion, CMA, Templeton, PIMCO, Evergreen, J.P. Morgan, Mercury, MFS, UBS, Alliance, Neuberger, Oppenheimer, Bjurman, Barry, Morgan Stanley, Loomis, BlackRock, Franklin, Franklin Associates and Third Avenue, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 30 UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Transamerica IDEX Mutual Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 26th day of October, 2006.

                                        Transamerica IDEX Mutual Funds


                                        By: /s/ John K. Carter
                                            ------------------------------------
                                            John K. Carter
                                            President and Chief Executive
                                            Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 82 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



/s/ Peter R. Brown                         Chairman & Trustee            October 26, 2006
----------------------------------------
Peter R. Brown*


/s/ Robert L. Anderson, Ph.D.              Trustee                       October 26, 2006
----------------------------------------
Robert L. Anderson, Ph.D.*


/s/ Daniel Calabria                        Trustee                       October 26, 2006
----------------------------------------
Daniel Calabria*


/s/ Janice B. Case                         Trustee                       October 26, 2006
----------------------------------------
Janice B. Case*


/s/ Charles C. Harris                      Trustee                       October 26, 2006
----------------------------------------
Charles C. Harris*


/s/ Leo J. Hill                            Trustee                       October 26, 2006
----------------------------------------
Leo J. Hill*


/s/ Russell A. Kimball, Jr.                Trustee                       October 26, 2006
----------------------------------------
Russell A. Kimball, Jr.*


/s/ Norm R. Nielsen                        Trustee                       October 26, 2006
----------------------------------------
Norm R. Nielsen*


/s/ William W. Short, Jr.                  Trustee                       October 26, 2006
----------------------------------------
William W. Short, Jr.*


/s/ John W. Waechter                       Trustee                       October 26, 2006
----------------------------------------
John W. Waechter*


/s/ Jack E. Zimmerman                      Trustee                       October 26, 2006
----------------------------------------
Jack E. Zimmerman*


/s/ John K. Carter                         Trustee, President and        October 26, 2006
----------------------------------------   Chief Executive Officer
John K. Carter


/s/ Glenn E. Brightman                     Sr. Vice President and        October 26, 2006
----------------------------------------   Principal Financial Officer
Glenn E. Brightman


/s/ Dennis P. Gallagher                                                  October 26, 2006
----------------------------------------
*Signed by Dennis P. Gallagher
Attorney in Fact

                                  EXHIBIT INDEX

EXHIBIT NUMBER                        DESCRIPTION OF EXHIBIT
--------------                        ----------------------
23(i)            Opinion of Counsel
23(n)            Amended and Restated Plan for Multiple Classes of Shares